                                ----------------

                             BB&T MUTUAL FUNDS GROUP



                       STATEMENT OF ADDITIONAL INFORMATION


                                 JANUARY 2, 1997

                                ----------------









This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the BB&T U.S. Treasury Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T Balanced Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund, which is dated the same date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Mutual Funds Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228- 1872.

                                TABLE OF CONTENTS


                                                                                                              Page
                                                                                                              ----

BB&T MUTUAL FUNDS GROUP......................................................................................  B-1

INVESTMENT OBJECTIVES AND POLICIES...........................................................................  B-1
    Additional Information on Portfolio Instruments..........................................................  B-1
    Puts     ................................................................................................  B-13
    Investment Restrictions..................................................................................  B-15
    Portfolio Turnover.......................................................................................  B-18

VALUATION....................................................................................................  B-19
    Valuation of the U.S. Treasury Fund......................................................................  B-19
    Valuation of the Growth and Income Fund, North Carolina Fund,  Short-Intermediate
             Fund, Intermediate Bond Fund, Balanced  Fund, Small Company Growth Fund,
             and the Funds of Funds..........................................................................  B-20
    Valuation of the International Equity Fund...............................................................  B-21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................................................  B-21
    Purchase of Class A and Class B Shares...................................................................  B-22
    Matters Affecting Redemption.............................................................................  B-23

ADDITIONAL TAX INFORMATION...................................................................................  B-23
    Additional Tax Information Concerning the International Equity Fund......................................  B-25
    Additional Tax Information Concerning the North Carolina Fund............................................  B-26

MANAGEMENT OF BB&T MUTUAL FUNDS GROUP........................................................................  B-34
    Officers ................................................................................................  B-34
    Investment Adviser.......................................................................................  B-36
    Investment Sub-Advisers..................................................................................  B-37
    Portfolio Transactions...................................................................................  B-38
    Glass-Steagall Act.......................................................................................  B-40
    Manager and Administrator................................................................................  B-41
    Expenses ................................................................................................  B-42
    Distributor..............................................................................................  B-43
    Custodian................................................................................................  B-45
    Independent Accountants..................................................................................  B-45
    Legal Counsel............................................................................................  B-45

PERFORMANCE INFORMATION......................................................................................  B-45
    Yields of the U.S. Treasury Fund.........................................................................  B-45
    Yields of the Other Funds of the Group...................................................................  B-
    Calculation of Total Return..............................................................................  B-48
    Performance Comparisons..................................................................................  B-49

ADDITIONAL INFORMATION.......................................................................................  B-54
    Organization and Description of Shares...................................................................  B-54
    Shareholder and Trustee Liability........................................................................  B-55
    Miscellaneous............................................................................................  B-55

FINANCIAL STATEMENTS.........................................................................................  B-64
    Independent Auditors Report..............................................................................  B-64
    Audited Financial Statements as of September 30, 1996....................................................  B-64

APPENDIX.....................................................................................................  B-65

                       STATEMENT OF ADDITIONAL INFORMATION

                             BB&T MUTUAL FUNDS GROUP

         BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eight series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eight separate investment portfolios (each a "Fund"): the BB&T U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the BB&T Short-Intermediate U.S. Government Income Fund (the "Short-Intermediate Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "Intermediate Bond Fund"), the BB&T Growth and Income Stock Fund (the "Growth and Income Fund"), the BB&T North Carolina Intermediate Tax-Free Fund (the "North Carolina Fund"), the BB&T Balanced Fund (the "Balanced Fund"), the BB&T Small Company Growth Fund (the "Small Company Growth Fund" and the BB&T International Equity Fund (the "International Equity Fund"). The Group also offers three additional series of Shares, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund (the "Funds of Funds") which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds") which are managed by BB&T (each Fund and the Funds of Funds are collectively, "Funds"). Each Fund, except for the Funds of Funds, offers to the public three classes of Shares: Class A Shares, Class B Shares and Trust Shares. The Funds of Funds offers Trust Shares only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by BB&T , PNC Bank, National Association ("PNC Bank") and CastleInternational Asset Management Limited ("CastleInternational") with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bankers' Acceptances and Certificates of Deposit. All of the Funds except the U.S. Treasury Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Commercial paper purchasable by the International Equity Fund includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Growth and Income Fund, Small Company Growth Fund, Short-Intermediate Fund, Intermediate Bond Fund and Balanced Fund (the Short-Intermediate Fund and the Intermediate Bond Fund are sometimes referred to collectively as the "Fixed Income Funds") and the Funds of Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party.

The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. BB&T (or PNC Bank, with respect to the Small Company Growth Fund) will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. The Growth and Income Fund, Balanced Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Growth and Income Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds will acquire such securities only when BB&T (or PNC Bank, with respect to the Small Company Growth Fund) believes the risks associated with such investments are minimal.

         Foreign Currency Transactions. The International Equity Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by its sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.

         Second, when the Fund's sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund) will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         Reverse Repurchase Agreements. As discussed in the Prospectus, each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. Government Obligations. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when BB&T (and PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund) believes that the credit risk with respect thereto is minimal.

         Supranational Organizational Obligations. The Small Company Growth Fund and the International Equity Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Investment Grade Debt Obligations. The Small Company Growth Fund and the International Equity Fund may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Rights Offerings and Warrants to Purchase. The Small Company Growth Fund and the International Equity Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         Variable and Floating Rate Notes. The North Carolina Fund may acquire variable and floating rate notes, subject to the Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the North Carolina Fund will be determined by BB&T under guidelines established by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, BB&T will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the North Carolina Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the North Carolina Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the North Carolina Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes acquired by the North Carolina Fund may have maturities of more than three years, as follows:

         1. A note that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually will be deemed by the North Carolina Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the North Carolina Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature will be deemed by the North Carolina Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the North Carolina Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the North Carolina Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding three years in the case of the North Carolina Fund.

         Tax-Exempt Obligations. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). In addition to North Carolina Tax-Exempt Obligations, the North Carolina Fund may invest in Tax-Exempt Obligations issued by or on behalf of states other than North Carolina, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities and North Carolina Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus, the two principal classifications of Tax-Exempt Obligations consist of "general obligation" and "revenue" issues. The North Carolina Fund is permitted to invest in Tax-Exempt Obligations and may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the North Carolina Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the North Carolina Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the North Carolina Fund.

         An issuer's obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

         Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, the lease obligation is frequently assignable and backed by the lessee's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         When-Issued Securities. As discussed in the Prospectuses, each Fund, except the U.S. Treasury Fund, may purchase securities on a when-issued basis. In addition, the Small Company Growth Fund and the International Equity Fund may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When these Funds agree to purchase securities on a when-issued or forward commitment basis, the Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         Calls. The Growth and Income Fund, Balanced Fund and the Funds of Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Growth and Income and Balanced Funds. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in BB&T's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.

         As described in the Prospectuses, the Small Company Growth Fund and the International Equity Fund will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, BB&T (or PNC Bank, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity Fund), in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price (or, with respect to the International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. The North Carolina Fund may acquire "puts" with respect to Tax-Exempt Obligations held in its portfolio and the Funds of Funds may acquire puts with respect to the securities in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the North Carolina Fund and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

         The North Carolina Fund and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The North Carolina Fund and the Funds of Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in BB&T's opinion, present minimal credit risks.

         See "Options and Futures" in the Prospectus regarding the Small Company Growth Fund's and the International Equity Fund's investment policy with respect to puts.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund's investment adviser or investment sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         Futures Contracts and Related Options. The Small Company Growth Fund, the International Equity Fund, and the Funds of Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to an adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

Investment Restrictions

         Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus).

         None of the Funds of the Group (other than the International Equity
Fund) may:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts, with respect to each Fund other than the Small Company Growth Fund and the Funds of Funds, which may purchase futures contracts) oil, gas or mineral exploration or development programs, or real estate (although investments by the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

         None of the Funds (except the Funds of Funds) may:

         1. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that (i) the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the International Equity Fund may purchase securities of a money market fund, including securities of the U.S. Treasury Fund; (ii) the North Carolina Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to the Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (a) more than 3% of the acquired company's outstanding voting securities, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (c) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; (iii) the Small Company Growth Fund and the International Equity Fund may purchase shares of other investment companies in accordance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder; and (iv) this restriction (iii) is not fundamental with respect to the Small Company Growth Fund and the International Equity Fund and may therefore be changed by a vote of a majority of the Trustees of the Group.

         The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, North Carolina Fund, Short- Intermediate Fund, and Intermediate Bond Fund may not write or purchase call options. Each of the Funds may not write put options. The U.S. Treasury Fund, Short-Intermediate Fund and Intermediate Bond Fund may not purchase put options. The North Carolina Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         The International Equity Fund may not:

         1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         2. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         3. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

         4. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options or a Fund's sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance or purchases and sales of portfolio securities.

         5. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         The following investment restrictions are considered non-fundamental and therefore may be changed by a vote of a majority of the Trustees of the
Group:

         None of the Funds may:

         1. Enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 15% of such Fund's net assets except that the U.S. Treasury Fund will limit its investment in such securities to 10% of its net assets;

         2. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation;

         3. Invest in any issuer for purposes of exercising control or management; and

         4. Purchase or retain securities of any issuer if the officers or Trustees of the Group or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.

Portfolio Turnover

         The portfolio turnover rate for each of the Group's Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. For the fiscal years ended September 30, 1996, and September 30, 1995, the portfolio turnover rates for each of the Funds other than the U.S. Treasury Fund were as follows: Short-Intermediate Fund: 54.82% and 106.81%, respectively; Intermediate Bond Fund: 76.29% and 68.91%, respectively; Growth and Income Fund: 19.82% and 8.73%, respectively; North Carolina Fund:
20.90% and 9.38%, respectively; and Balanced Fund: 15.01% with respect to the common stock portion of its portfolio and 4.86% with respect to the fixed income portion of its portfolio and 23.68%; respectively. For the fiscal year ended September 30, 1996 and the period from commencement of operations, December 7, 1994, to September 30, 1995, the portfolio turnover rate for the Small Company Growth Fund was 71.62% and 46.97%, respectively. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each of the Group's Funds other than the U.S. Treasury Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because the U.S. Treasury Fund intends to invest entirely in securities with maturities of less than one year and because the Securities and Exchange Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the U.S. Treasury Fund was zero percent for the fiscal years ended September 30, 1996 and September 30, 1995, and is expected to remain zero percent for regulatory purposes.


                                    VALUATION

         The net asset value of each of the Funds, other than the U.S. Treasury Fund, is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). The net asset value of the U.S. Treasury Fund is determined and it Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio securities that a Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation of the U.S. Treasury Fund

         The U.S. Treasury Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the U.S. Treasury Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the U.S. Treasury Fund's investment objective, to stabilize the net asset value per Share of the U.S. Treasury Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the Funds of Funds

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T's (or PNC Bank's, with respect to the Small Company Growth Fund) best judgment under procedures established by, and under the supervision of the Group's Board of Trustees. The Funds of Funds will value their investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by BB&T, PNC Bank, and CastleInternational from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

Valuation of the International Equity Fund

         Valuation of securities of foreign issuers and those held by the International Equity Fund is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the means between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

         As discussed above, the International Equity Fund may use a pricing service or market/dealer experienced in such matters to value the Fund's securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares in each of the Group's Funds are sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at BB&T, or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Group may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

Purchase of Class A and Class B Shares
         As stated in the Class A and Class B Prospectus, the public offering price of Class A Shares of the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and the International Equity Fund is their net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares
of the Group is calculated by dividing net asset value by the   difference
(expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "How to Purchase and Redeem Shares" in the Class A and Class B Prospectus). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class B Prospectus applies to purchases of Class A Shares of such a Fund by a Purchaser.


         As stated in the Class A and Class B Prospectus, shares of The U.S. Treasury Fund and Class B Shares of each Fund are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the U.S. Treasury Fund will be issued only in exchange for Class B Shares of any of the other Funds. Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase.

         Certain sales of Class A Shares are made without a sales charge, as described in the Class A and Class B Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the Group have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         As the Group's principal underwriter, BISYS acts as principal in selling Class A and Class B Shares of the Group to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Class A and Class B Prospectus (see "How to Purchase and Redeem Shares"). From time to time, BISYS will make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

Matters Affecting Redemption

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission,

(b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Group may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds" above.


                           ADDITIONAL TAX INFORMATION

         It is the policy of each of the Group's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Group's Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each of the Group's Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a "regulated investment company" ("RIC") and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special Federal tax treatment afforded a RIC, all of its taxable income will be subject to Federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Group's Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the International Equity Fund

         Special rules govern the Federal income tax treatment of the portfolio transactions of the International Equity Fund that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" (as identified by such Treasury regulations) are not subject to the market-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the International Equity Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the International Equity Fund may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         In addition, certain forward foreign currency contracts held by the International Equity Fund at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, the contract will be subject to the 40-60 rule described above. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the International Equity Fund also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

Additional Tax Information Concerning the North Carolina Fund

         As indicated in the Prospectuses, the North Carolina Fund is designed to provide North Carolina Shareholders with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the North Carolina Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any additional benefit from the dividends of the North Carolina Fund being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the North Carolina Fund may not be an appropriate investment for Shareholders who are "substantial users" of facilities financed by private activity bonds or

"related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder who may be considered a "substantial user" should consult a tax adviser with respect to whether exempt- interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a RIC which invests at least 50% of its total assets in Tax-Exempt Obligations to pass through to its investors, tax-free, net Tax-Exempt Obligations interest income. The policy of the North Carolina Fund is to pay each year as dividends substantially all the Fund's Tax-Exempt Obligations interest income net of certain deductions. An exempt- interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the North Carolina Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders within sixty days after the close of the Fund's taxable year, but not to exceed in the aggregate the net Tax-Exempt Obligations interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the North Carolina Fund during such year, regardless of the period for which the Shares were held.

         While the North Carolina Fund does not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The North Carolina Fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to Shareholders as long-term capital gains, regardless of how long a Shareholder has held the Shares of the North Carolina Fund. Such distributions will be designated as a capital gains dividend in a written notice mailed by the North Carolina Fund to Shareholders within sixty days after the close of the Fund's taxable year.

         Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax.

         While the North Carolina Fund does not expect to earn any significant amount of investment company taxable income, taxable income earned by the North Carolina Fund will be distributed to Shareholders. In general, the investment company taxable income will be the taxable income of the North Carolina Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses, the Fund may acquire puts with respect to Tax- Exempt Obligations held in the portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the North Carolina Fund is to limit the acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Tax-Exempt Obligations acquired subject to the put and the interest on the Tax- Exempt Obligations will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the North Carolina Fund could acquire under the 1940 Act. Therefore, although the North Carolina Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the North Carolina Fund. If the North Carolina Fund was not treated as the owners of the Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the North Carolina Fund. No attempt has been made to present a detailed explanation of the Federal or state income tax treatment of the North Carolina Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the North Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The Group has not independently verified this information.

         The State of North Carolina has three major operating funds: the General Fund , the Highway Fund, and the Highway Trust Fund . North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax, and soft drink tax (currently being phased out). North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

         During the 1989-92 budget years, growth of North Carolina tax revenues slowed considerably, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments necessary to comply with North Carolina's constitutional mandate for a balanced budget. Many areas of North Carolina government were affected. Reductions in capital spending, local government aid, and the use of the budget stabilization reserve, combined with other budget adjustments, brought the budget into balance. Tax increases in the fiscal 1992 budget included a $.01 increase in the North Carolina sales tax and increases in the personal and corporate income tax rates, as well as increases in the tax on cigarettes and alcohol, among other items.

         Fiscal year 1992 ended with a positive fund balance of approximately $164.8 million. By law, $41.2 million of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve," leaving an unrestricted General Fund balance at June 30, 1992 of $123.6 million. Fiscal year 1993 ended with a positive General Fund balance of approximately $537.3 million. Of this amount, $134.3 million was reserved in the Savings Reserve and $57 million was reserved in a Reserve for Repair and Renovation of State Facilities, leaving an unrestricted General Fund balance at June 30, 1993 of $346 million. Fiscal year 1994 ended with a positive General Fund balance of approximately $444.7 million. An additional $178 million was available from a reserved fund balance. Of this aggregate amount, $155.7 million was reserved in the Savings Reserve (bringing the total reserve to $210.6 million after prior withdrawals) and $60 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $60 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1994 of $407 million.

         Fiscal year 1995 ended with a positive General Fund balance of approximately $343.4 million. An additional $269.9 million was available from a reserved fund balance. Of this aggregate amount, $146.3 million was reserved in the Savings Reserve (bringing the total reserve to $423.6 million after prior contributions) and $146.3 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $146.3 million after prior withdrawals), leaving an unrestricted general fund balance at June 30, 1995 of $292.6 million after certain other reservations. Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 was reserved in a Capital Improvement Reserve, and $26.2 was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unrestricted General Fund balance at June 30, 1996 of approximately $406.1 million.

         The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. Based on a modified accrual basis, the General Fund balance at June 30, 1993 , 1994, and 1995 was $681.5 million, $900.6 million, and $1,024.6 million, respectively. The foregoing results for fiscal year 1996 are based upon unaudited financial information supplied by the Office of State Budget and Management. Modified accrual basis results were not available as of the date this summary was prepared.

         The 1995-97 biennium budget adopted by the General Assembly authorized continuation funding from the General Fund of $9,512 million for fiscal 1996 and $9,763 million for fiscal 1997. Expansion funds of $280 million for fiscal 1996 were approved, along with capital improvements of $114 million for such fiscal year. For fiscal 1997, $267 million of expansion funds were approved, along with $157 million of capital improvements. Tax reductions of approximately $363 million for fiscal 1996 and $400 million for fiscal 1997 were authorized, principally through the repeal of North Carolina's intangible personal property tax and reductions in North Carolina's unemployment and personal income taxes. The General Assembly also took several measures that benefitted North Carolina's Department of Corrections, including a reservation of $33 million to build new prison beds. State workers generally received a 2% pay increase. The General Assembly also passed a package of tort reform bills that included a cap on punitive damage awards.

         In the 1996 Special Session, the General Assembly reviewed and adjusted the fiscal 1997 budget to take into account a General Fund surplus of over $700 million for the 1996 fiscal year. The General Assembly agreed to spend approximately $415.4 million on new or expanded programs, apply approximately $143 million to tax cuts and refunds, and reserve approximately $100 million in various savings and other reserve accounts. Funding for education and salaries for teachers and other state employees was increased.

The tax cuts included a reduction in North Carolina's corporate income tax, sales tax on food, and inheritance tax, among other tax cuts. Legislators also significantly expanded North Carolina's industrial development policies, including the adoption of four new tax credits designed to make North Carolina more competitive in industrial recruitment. Overall, changes were made, or new credits added, in the following areas: investment tax credit, business tax credit, worker training tax credit, jobs creation tax credit, and research and development tax credit. The tax cuts will reduce North Carolina revenues by approximately $68.4 million for fiscal 1997 and by approximately $337 million when all cuts are phased in by 2001. The General Assembly also created a Clean Water Management Trust Fund, which will be used to finance projects to clean up or prevent surface water pollution. The Fund will receive 6.5% of the General Fund's unspent credit balance each year. The initial allocation to this Fund from the fiscal 1996 credit balance was $47.1 million.

         The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the Federal government's relationship with state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

         During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in June 1996, North Carolina ranked eleventh among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in August 1996 to be 4.1% of the labor force, as compared with an unemployment rate of 5.1% nationwide.

         The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:

         1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989), the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

         Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

         An additional lawsuit was filed in 1995 in State court by Federal pensioners to recover State income taxes paid on Federal retirement benefits. This case grew out of a claim by Federal pensioners in the original Federal court case in Swanson. In the new lawsuit, the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and Federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes paid by Federal retirees on Federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. Potential refunds exceed $300 million. This case has been suspended pending final judgment in Bailey (discussed below), and no court date has been set. The North Carolina Attorney General believes that sound legal authority and arguments support the denial of this claim.

         2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.

         On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General has appealed this order.

         The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1991. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989.

         3. Fulton Corp. v. Justus. The State's intangible personal property tax levied on certain shares of stock was challenged by the plaintiff on grounds that it violated the United States Constitution Commerce Clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action was a North Carolina corporation that did all or part of its business outside the State. The plaintiff sought to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling was to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the Court of Appeals and held that the tax WAS valid and constitutional. The United States Supreme Court reversed, ruled in the plaintiff's favor that the tax was discriminatory, and ordered the case back to the State Court for a ruling on the appropriate remedy. It is anticipated that the State Court will order the State of North Carolina to pay refunds aggregating between $130 million and $140 million, including interest, although other alternative remedies are possible. In April 1995, the North Carolina General Assembly repealed North Carolina's intangible personal property tax, effective for taxable years beginning on or after January 1, 1995.

         On November 2, 1993, a total of $740 million general obligation bonds (consisting of $310 million University Improvement Bonds, $250 million Community College Bonds, $145 million Clean Water Bonds, and $35 million State Parks Bonds) were approved by the voters of the State. Pursuant to this authorization, the State issued $400 million general obligation bonds (Capital Improvement Bonds) in January, 1994. The proceeds of these Capital Improvement Bonds may be used for any purpose for which the proceeds of the University Improvement Bonds, Community College Bonds, and State Parks Bonds may be used (none of such proceeds may be used for Clean Water purposes). An additional $60 million general obligation bonds (Clean Water Bonds) were issued in September and October, 1994. The remaining $85 million in general obligation bonds (Clean Water Bonds) were issued in June and July, 1995. The offering of the remaining $195 million of these authorized bonds is anticipated to occur during January, 1997.

         In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996.

         Currently, Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and Fitch Investors Service, Inc. rate North Carolina general obligation bonds Aaa, AAA, and AAA, respectively. See the Appendix to this Statement of Additional Information.


                      MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

Officers

         The officers of each Fund of the Group, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                              Position(s) Held           Principal Occupation
Name and Address              With the Group             During the Past 5 Years
----------------              --------------             -----------------------

J. David Huber                Chairman and Trustee       From December 1987 to present,
                                                         employee of BISYS Fund Services.

George R. Landreth            Treasurer                  From December, 1992 to present,
                                                         employee of BISYS Fund Services; from
                                                         July, 1991 to December, 1992, employee of
                                                         PNC Financial Corp.; from October, 1984
                                                         to July, 1991, employee of The Central
                                                         Trust Co., N.A.

Richard B. Ille               President and              From July 1990 to present, employee of
                              Secretary                  BISYS Fund Services; from May 1989 to
                                                         July 1990, employee of BISYS Fund
                                                         Services Ohio, Inc.

Alaina V. Metz                Assistant Secretary        From June 1995 to present, employee,
                                                         BISYS Fund Services; from May 1989 -
                                                         June 1995, Supervisor, Mutual Fund Legal
                                                         Department, Alliance Capital Management.

                              Position(s) Held           Principal Occupation
Name and Address              With the Group             During the Past 5 Years
----------------              --------------             -----------------------

Steven G. Mintos              Vice President             From January, 1987 to present, employee
                                                         and Limited Partner of BISYS Fund
                                                         Services; from 1988 to present, Vice
                                                         President of BISYS Fund Services Ohio,
                                                         Inc., in 1986, Vice President of BISYS
                                                         Fund Services Ohio, Inc.

D'Ray Moore                   Assistant Secretary        From February, 1990 to present,
                                                         employee of BISYS Fund Services.

Carl Juckett                  Vice President             From July, 1994 to present, employee
                                                         of BISYS Fund Services; from January,
                                                         1989-July, 1994, manager, Broker/
                                                         Dealer and Investment Accounting
                                                         Systems, Huntington Bank.

Dana Gentile                  Vice President             From 1987 to present, employee of
                                                         BISYS Fund Services

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services (formerly known as The Winsbury Company) receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group.

                             COMPENSATION TABLE (1)

                            Aggregate       Pension or             Estimated       Total
                            Compensation    Retirement  Benefits   Annual          Compensation
Name of Person,             from the        Accrued As Part        Benefits Upon   from the Group
Position                    Group           of Fund Expenses       Retirement      Paid to Trustee
--------                    -----           ----------------       ----------      ---------------
J. David Huber              None            None                   None            None
Chairman of the Board

W. Ray Long                 None            None                   None            None
Trustee

William E. Graham           $7,500          None                   None            $7,500
Trustee

Thomas W. Lambeth           $7,500          None                   None            $7,500
Trustee

Robert W. Stewart           $7,500          None                   None            $7,500
Trustee

Sean M. Kelly               None            None                   None            None
Trustee

(1) Figures are for the Funds' fiscal year ended September 30, 1996. The Group includes eleven separate series.

Investment Adviser

         Investment advisory and management services are provided to each Fund of the Group by BB&T pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 1, 1992.

         The Advisory Agreement provides that BB&T shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T in the performance of its duties, or from reckless disregard by BB&T of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 1997 as to each of the Funds and from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal year ended September 30, 1996, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $731,113; Short-Intermediate U.S. Government Fund: $288,263 (which is $57,944 less than the maximum amount of advisory fees, if charged); Intermediate U.S. Government
Fund: $531,655 (which is $106,977 less than the maximum amount of advisory fees, if charged); Growth and Income Stock Fund $1,005,731 (which is $484,272 less than the maximum amount of advisory fees, if charged); North Carolina Tax-Free
Fund: $179,367 (which is $35,889 less than the maximum amount of advisory fees, if charged); Balanced Fund: $371,267 (which is $178,695 less than the maximum amount of advisory fees, if charged) and Small Company Growth Fund: $307,915 (which is $796 less than the maximum amount of advisory fees, if charged). The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1996.

         For the fiscal year ended September 30, 1995, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $388,183 (which is $21,654 less than the maximum amount of advisory fees, if charged); Short-Intermediate Fund: $228,774 (which is $74,712 less than the maximum amount of advisory fees, if charged); Intermediate Bond Fund: $353,884 (which is $116,052 less than the maximum amount of advisory fees, if charged); Growth and Income Fund $530,197 (which is $328,103 less than the maximum amount of advisory fees, if charged); North Carolina Fund: $170,331 (which is $56,780 less than the maximum amount of advisory fees, if charged); and Balanced Fund: $224,803 (which is $144,035 less than the maximum amount of advisory fees, if charged). For the period from commencement of operations, December 7, 1994, to September 30, 1995 the Small Company Growth Fund paid $67,765 in investment advisory fees to BB&T (which is $497 less than the maximum amount of advisory fees, if charged). The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1995.

         For the fiscal year ended September 30, 1994, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury FUND: $204,566 (which is $118,916 less than the maximum amount of advisory fees, if charged); Short-Intermediate Fund: $130,609 (which is $180,250 less than the maximum amount of advisory fees, if charged); Intermediate Bond Fund: $173,548 (which is $237,363 less than the maximum amount of advisory fees, if charged); Growth and Income Fund: $242,139 (which is $465,855 less than the maximum amount of advisory fees, if charged); North Carolina Fund: $94,776 (which is $128,836 less than the maximum amount of advisory fees, if charged); and Balanced Fund:
$96,932 (which is $173,034 less than the maximum amount of advisory fees, if charged). The Small Company Growth Fund had not commenced operations as of September 30, 1996.

Investment Sub-Advisers

         Investment sub-advisory and management services are provided to the Small Company Growth Fund by PNC Bank, National Association ("PNC Bank") pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of November 9, 1994 between BB&T and PNC Bank.

         The Sub-Advisory Agreement provides that PNC Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of PNC Bank in the performance of its duties, or from reckless disregard by PNC Bank of its duties and obligations thereunder.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 1997 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by PNC Bank or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal year ended September 30, 1996 and for the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $154,356 and $34,132, respectively, in investment sub-advisory fees to PNC Bank.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Group may include descriptions of the investment sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the sub-adviser's operations.

         Investment sub-advisory and management services are provided to the International Equity Fund by CastleInternational Asset Management Limited ("CastleInternational"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of January 2, 1997 between BB&T and CastleInternational.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until December 31, 1997 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, on 60 days' written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by CastleInternational, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Group may include descriptions of the investment sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the sub-adviser's operations.

Portfolio Transactions

         Pursuant to the Advisory Agreement, BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational, with respect to the International Equity Fund) determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational with respect to the International Equity Fund) generally seeks competitive spreads or commissions, the Group may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the fiscal year ended September 30, 1996, the Growth and Income Fund paid aggregate brokerage commissions in the amount of $173,852. During the fiscal year ended September 30, 1996, BB&T directed brokerage transactions for the Growth and Income Fund to brokers because of research services provided in the following amounts: aggregate transactions --$77,196,850; aggregate commissions: $145,882.

         During the fiscal year ended September 30, 1996, the Balanced Fund paid aggregate brokerage commissions in the amount of $39,945. During the fiscal year ended September 30, 1996, BB&T directed brokerage transactions for the Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,263,088; aggregate commissions:
$6,614.

         During the fiscal year ended September 30, 1996, the Small Company Growth Fund paid aggregate brokerage commissions in the amount of $18,046.

         Allocation of transactions, including their frequency, to various dealers is determined by BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational, with respect to the International Equity
Fund) in its best judgment and in
a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T (and PNC Bank, with respect to the Small Company Growth Fund and CastleInternational, with respect to the International Equity Fund) and does not reduce the advisory fees payable to BB&T, PNC Bank, or CastleInternational. Such information may be useful to BB&T, PNC Bank, or CastleInternational in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T , PNC Bank, or CastleInternational in carrying out its obligations to the Group.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, BB&T, PNC Bank and CastleInternational will not execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with BB&T, PNC Bank, CastleInternational, BISYS Fund Services, or their affiliates, and will not give preference to BB&T's or PNC Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Group are made independently from those for the other Funds or any other investment company or account managed by BB&T and PNC Bank and CastleInternational. Any such other investment company or account may also invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T, PNC Bank or CastleInternational believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T, PNC Bank or CastleInternational may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Group, BB&T and PNC Bank will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of BB&T, PNC Bank, or their parents, subsidiaries, or affiliates, and, in dealing with their customers, BB&T, PNC Bank and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BB&T, PNC Bank, and CastleInternational believe that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and Sub- Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement and Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T, PNC Bank, or CastleInternational from continuing to perform such services for the Group. Depending upon the nature of any changes in the services which could be provided by BB&T, PNC Bank, or CastleInternational, the Board of Trustees of the Group would review the Group's relationship with BB&T, PNC Bank, or CastleInternational and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T, PNC Bank, or CastleInternational or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Group, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Manager and Administrator

         BISYS serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of October 1, 1992, as amended (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T , PNC Bank and CastleInternational under the Advisory Agreement and Sub-Advisory Agreements, those performed by Star Bank, N.A. and Bank of New York under their custodial services agreements with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and
fund    accounting agreements with the Group). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the U.S. Treasury Fund, to maintain office facilities for the Group, to maintain the Group's financial accounts and records, and to furnish the Group statistical and research data and certain bookkeeping services, and certain other services required by the Group. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Group's operations other than those performed by BB&T under the Advisory Agreement, those by Star Bank, N.A. and Bank of New York under its custodial services agreements with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For the fiscal years ended September 30, 1994 , September 30, 1995, and September 30, 1996 each of the Funds paid the following administration fees to the Administrator: U.S. Treasury Fund: $161,741, $204,919, and 365,557 respectively; Short-Intermediate Fund: $103,554, $101,143, and $115,305 respectively; Intermediate Bond Fund: $136,908, $156,602, and $212,620 respectively; Growth and Income Fund: $191,291, $231,669 (which is $282 less than the maximum amount of administration fees, if charged), and $402,293 respectively; North Carolina Fund:

$22,474, $56,787 (which is $18,917 less than the maximum amount of administration fees, if charged), and $53,810 (which is $17,942 less than the maximum amount of administration fees, if charged) respectively; and Balanced
Fund: $71,791, $99,630, and $148,506, respectively. For the period from commencement of operations to September 30, 1995 and for the fiscal year ended September 30, 1996, the Small Company Growth Fund paid $13,553 in administration fees to the Administrator (which is $95 less than the maximum amount of administration fees, if charged) and $61,583, respectively. As of September 30, 1996, the Funds of Funds and the International Equity Fund had not yet commenced operations and therefore paid no administration fees for any of the above-mentioned periods.

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until September 30, 1997. Thereafter, the Administration Agreement shall be renewed automatically for successive five year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Group in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

         If total expenses incurred by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, BB&T, PNC Bank, CastleInternational, and the Administrator will reduce their own fees by the amount of such excess in proportion to their respective fees. As of the date of the Prospectuses and this Statement of Additional Information, there are no state expense limitations applicable to the Group. Any fee reduction by BB&T, PNC Bank, CastleInternational, and the Administrator will be estimated daily and reconciled on a monthly basis. Fees imposed upon customer accounts by BB&T, PNC Bank, or their affiliated or correspondent banks for cash management services are not included within Group expenses for purposes of any such expense limitation. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

Distributor

         BISYS serves as distributor to each Fund of the Group pursuant to a Distribution Agreement dated October 1, 1993, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         The fee of .50% of average daily net assets of Class A Shares of each Fund (which has been voluntarily reduced to .25%) and the fee of 1.00% of average daily net assets of Class B Shares of each Fund payable under the Fund's Distribution Plan, to which Class A and Class B Shares of each Fund of the Group are subject, is described in the Class A and Class B Prospectus.

         For the fiscal years ended September 30, 1994 , September 30, 1995, and September 30, 1996, each of the Funds paid the following fees under the Distribution Plan for Investor Shares (now redesignated as Class A Shares): U.S. Treasury Fund: $2,502, $14,832 (which is $14,832 less than the maximum amount of fees under the Distribution Plan, if charged), and $52,079 (which is $56,370 less than the maximum amount of fees under the Distribution Plan, respectively; Short-Intermediate Fund: $27,203, $19,162 (which is $19,117 less than the maximum amount of fees under the Distribution Plan, if charged), and $16,736 (which is $16,727 less than the maximum amount of fees under the Distribution Plan, respectively; Intermediate Bond Fund: $17,090, $15,210 (which is $15,187 less than the maximum amount of fees under the distribution plan, if charged), and $10,896 (which is $10,876 less than the maximum amount of fees under the Distribution Plan, respectively; Growth and Income Stock Fund: $18,374, $21,918 (which is $21,955 less than the maximum amount of fees under the Distribution Plan, if charged), and $36,560 (which is $36,674 less than the maximum amount of fees under the Distribution Plan, respectively; North Carolina Fund: $20,507, $13,671 (which is $31,865 less than the maximum amount of fees under the Distribution Plan, if charged), and $13,524 (which is $31,563 less than the maximum amount of fees under the Distribution Plan, respectively; and Balanced
Fund: $16,172, $20,985 (which is $20,993 less than the maximum amount of fees under the Distribution Plan, if charged), and $28,015 (which is $28,058 less than the maximum amount of fees under the Distribution Plan, respectively. For the fiscal year ended September 30, 1996 and for the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $935 in fees under the Distribution Plan for Class A Shares (which is $950 less than the maximum amount of fees under the Distribution Plan, if charged) and $9,343 (which is $9,430 less than the maximum amount of fees under the Distribution Plan.

         For the period from January 1, 1996 to September 30, 1996, each of the Funds paid the following fees under the Distribution Plan for Class B Share:
U.S. Treasury Fund: $5,530; Intermediate U.S. Government Fund: $1,386; Growth and Income Stock Fund: $14,031; Balanced Fund: $11,185; and Small Company Growth Fund: $10,500 which is $0 less than the maximum amount of fees under the Distribution Plan.

         The Distribution Plan was initially approved on August 18, 1992 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Restated Distribution Plan reflecting the creation of Class B Shares was approved on September 21, 1995. The Distribution Plan provides for fees only upon the Class A and Class B Shares of each Fund.

         On October 1, 1993, The Winsbury Company (now known as BISYS Fund Services) and its affiliated companies, including The Winsbury Service Corporation (now known as BISYS Fund Services Ohio, Inc.), were acquired by the BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Group, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A and Class B Shares. The Group's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Custodian

         Star Bank, N.A. serves as the Group's Custodian. Bank of New York serves as the International Equity Fund's Custodian.

Transfer Agent and Fund Accounting Services

         BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) serves as transfer agent to each Fund of the Group pursuant to a Transfer Agency Agreement with the Group.

         BISYS Fund Services Ohio, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Group. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. receives a fee from each Fund at the annual rate of .03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Accountants

         KPMG Peat Marwick LLP ("KPMG") has been selected as independent certified public accountants. KPMG's address is Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215.

Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the Group.


                             PERFORMANCE INFORMATION

Yields of the U.S. Treasury Fund

         As summarized in the Prospectuses of the U.S. Treasury Fund under the heading "Performance Information," the "yield" of the U.S. Treasury Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of the U.S. Treasury Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         With respect to Investor Shares (now redesignated as Class A Shares), for the seven-day period ended September 30, 1996, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 4.41% and 4.51%, respectively. With respect to Trust Shares, for the seven-day period ended September 30, 1996, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 4.61% and 4.71%, respectively. With respect to the Class B Shares, for the seven-day period ended September 30, 1996, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 3.61% and 3.68%.

Yields of the Other Funds of the Group

         As summarized in the Prospectuses under the heading "Performance Information," yields of the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, International Equity Fund, and the Funds of Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:

                                            a-b
                        30-Day Yield = 2[( ----- +1)(6)-1]
                                            cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         The North Carolina Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the North Carolina Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the North Carolina Fund is computed by dividing that portion of the effective yield of the North Carolina Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         With respect to Investor Shares (now redesignated as Class A Shares), for the 30-day period ended September 30, 1996, the yields of the Funds were as follows: Short- Intermediate Fund -- 5.17% (with maximum sales load) and 5.28% (with no sales load); Intermediate Bond -- 5.44% (with maximum sales load) and 5.70% (with no sales load); North Carolina Tax-Free Fund -- 3.46% (with maximum sales load) and 3.53% (with no sales load); and Balanced Fund -- 3.49% (with maximum sales load) and 3.65% (with no sales load). With respect to Class A Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 5.73% (with maximum sales load) and 5.85% (with no sales load).

         With respect to Class B Shares for the 30-day period ended September 30, 1996, the yields of the Funds were as follows: Intermediate Bond -- 4.95% and Balanced Fund --2.91%.

         With respect to Trust Shares, for the 30-day period ended September 30, 1996, the yields of each of the Funds (with no sales load) were as follows:
Short-Intermediate Fund -- 5.93%; Intermediate Bond Fund -- 5.95%; North Carolina Tax-Free Fund -- 3.68%; and Balanced Fund -- 3.90%. With respect to Trust Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 6.10%.

         There is no yield information available for the Funds of Funds and the International Equity Fund which had not commenced operations as of the date of this Statement of Additional Information.

         Investors in the Growth and Income Fund, North Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, International Equity Fund, and Funds of Funds, are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         With respect to Investor Shares (now redesignated as Class A Shares), for the one-year period ended September 30, 1996, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, Balanced, and Small Company Growth Funds were 2.03%, -1.52%, 15.54%, .53%, 7.37% and 38.46%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, U.S. Treasury , Balanced, and Small Company Growth Funds were 4.09%, 3.17%, 20.97%, 2.61%, 4.49%, 12.43% and 44.94%, respectively.

         With respect to Trust Shares, for the one-year period ended September 30, 1996, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were 4.36%, 3.43%, 21.31%, 2.77%, 4.74%, 12.74% and 45.37%, respectively. The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1996.

         With respect to Class B Shares, for the period from January 1, 1996 through September 30, 1996, average annual total returns (with maximum sales load) for the Intermediate Bond, Growth and Income, Balanced and Small Company Growth Funds were -7.20%, 7.01%, .67% and 32.27%, respectively. For the same period, average annual total returns (without sales load) for the Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were - 2.48%, 12.01%, 2.53%, 5.67% and 37.27%, respectively.

         With respect to Investor Shares (now redesignated as Class A Shares), for the period since commencement of operations of each of the Funds through September 30, 1996, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, Balanced and Small Company Growth Funds were 4.27%, 4.06%, 13.69%, 3.33%, 8.27% and 46.84%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were 4.81%, 5.27%, 15.00%, 3.85%, 3.67%, 9.81% and 50.59%, respectively.

         With respect to Trust Shares, for the period since commencement of operations of each of the Funds through September 30, 1996, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were 5.05%, 5.52%, 15.30%, 3.97%, 3.88%, 10.00% and 51.06%, respectively. The Funds of Funds and the International Equity Fund had not commenced operations as of September 30, 1996.

         With respect to Class B Shares, for the period since commencement of operations of each of the Funds through September 30, 1996, average annual total returns (with maximum sales load) for the Intermediate Bond, Growth and Income, Balanced and Small Company Growth Funds were -7.20%, 7.01%, .67%, 32.27%, respectively. For the same period, average annual total returns (without sales load) for the Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were -2.48%, 12.01%, 2.53%, 5.67% and 37.27%, respectively.

         The yields, effective yields, tax-equivalent yields, tax-equivalent effective yields, and total return set forth above were calculated for each class of each Fund's Shares. No yield information is available for the Funds of Funds or the International Equity Fund, which had not commenced operations as of the date of this Statement of Additional Information.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating organization ("NRSRO").

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         In addition, with respect to the North Carolina Fund, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 3.00% to 5.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the North Carolina Fund, which may be higher or lower than those shown. The rates shown in the table below are subject to adjustment for the Internal Revenue Service inflation indexation. Investors should consult their tax advisers with specific reference to their own tax situation.

                  APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND
-------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                       COMBINED
SAMPLE                   NORTH      FEDERAL AND
TAXABLE       FEDERAL    CAROLINA      N.C.                    .......... TAX-EXEMPT YIELDS ..........
INCOME        MARGINAL   MARGINAL   MARGINAL
 (1997)       TAX RATE   TAX RATE   TAX RATE   3.00      3.50%     4.00%    4.50%   5.00%     5.50%    6.00%    6.50%     7.00%
-------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$12,750         15.00%    6.00%     20.10%     3.75%     4.38%     5.01%    5.63%   6.26%     6.88%    7.51%    8.14%     8.76%

FROM
$12,751 TO
$24,650         15.00%    7.00%     20.95%     3.80%     4.43%     5.06%    5.69%   6.33%     6.96%    7.59%    8.22%     8.86%

FROM
$24,651 TO
$59,750         28.00%    7.00%     33.04%     4.48%     5.23%     5.97%    6.72%   7.47%     8.21%    8.96%    9.71%    10.45%

FROM
$59,751 TO
$60,000         31.00%    7.00%     35.83%     4.68%     5.45%     6.23%    7.01%   7.79%     8.57%    9.35%   10.13%    10.91%

FROM
$60,001 TO
$124,650        31.00%    7.75%     36.35%     4.71%     5.50%     6.28%    7.07%   7.86%     8.64%    9.43%   10.21%    11.00%

FROM
$124,651 TO
$271,050        36.00%    7.75%     40.96%     5.08%     5.93%     6.78%    7.62%   8.47%     9.32%   10.16%   11.01%    11.86%

OVER
$271,050        39.60%    7.75%     44.28%     5.38%     6.28%     7.18%    8.08%   8.97%     9.87%   10.77%   11.67%    12.56%

                  APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND

-----------------------------------------------------------------------------------------------------------------------------------
MARRIED
FILING JOINTLY                        COMBINED
SAMPLE                     NORTH      FEDERAL AND
TAXABLE      FEDERAL       CAROLINA      N.C.                   ...... TAX-EXEMPT YIELDS ......
INCOME       MARGINAL      MARGINAL   MARGINAL
(1997)       TAX RATE TAX  RATE TAX   RATE       3.00     3.50%     4.00%   4.50%    5.00%      5.50%     6.00%     6.50%     7.00%
-----------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$21,250      15.00%        6.00%      20.10%     3.75%    4.38%     5.01%   5.63%     6.26%     6.88%     7.51%     8.14%     8.76%

FROM
$21,251 TO
$41,200      15.00%        7.00%      20.95%     3.80%    4.43%     5.06%   5.69%     6.33%     6.96%     7.59%     8.22%     8.86%

FROM
$41,201 TO
$99,600      28.00%        7.00%      33.04%     4.48%    5.23%     5.97%   6.72%     7.47%     8.21%     8.96%     9.71%    10.45%

FROM
$99,601 TO
$100,000     31.00%        7.00%      35.83%     4.68%    5.45%     6.23%   7.01%     7.79%     8.57%     9.35%    10.13%    10.91%

FROM
$100,001 TO
$151,750     31.00%        7.75%      36.35%     4.71%    5.50%     6.28%   7.07%     7.86%     8.64%     9.43%    10.21%    11.00%

FROM
$151,751 TO
$271,050     36.00%        7.75%      40.96%     5.08%    5.93%     6.78%   7.62%     8.47%     9.32%    10.16%    11.01%    11.86%

OVER
$271,050     39.60%        7.75%      44.28%     5.38%    6.28%     7.18%   8.08%     8.97%     9.87%    10.77%    11.67%    12.56%

         The "combined Federal and N.C. Marginal Tax Rate" represents the combined federal and North Carolina tax rates available to taxpayers who itemize deductions adjusted to account for the federal deduction of state taxes paid.

         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the North Carolina Fund. Actual performance of the Fund may be more or less than that noted in the hypothetical illustrations.


                             ADDITIONAL INFORMATION

Organization and Description of Shares

         The Group was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Group's Agreement and Declaration of Trust has been amended two times: (1) on June 25, 1992 to change the Group's name, and (2) on August 18, 1992, to provide for the issuance of multiple classes of shares. A copy of the Group's Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Group presently has eight series of Shares offered to the public which represent interests in the U.S. Treasury Fund, Growth and Income Fund, North Carolina Fund, Short- Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Small Company Growth Fund, and International Equity Fund, respectively. The Group also offers three additional series of Shares which represent interests in the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Funds (the "Funds of Funds"). These Funds of Funds offer Trust Shares only. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Group's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Group and its Shares," shares of the Group are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Group and filed with the Group's custodian or by vote of the holders of two-thirds of the outstanding shares of the Group at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Group's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Group and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the Group or the conduct of the Group's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the Group for payment.

Miscellaneous

         The Group may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Group, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Group for the most recent fiscal year or half-year and to provide the views of the Investment Adviser and/or Group officers regarding expected trends and strategies.

         The organizational expenses of the Group have been allocated to each Fund and are being amortized over a period of two years from the commencement of the public offering of Shares of the Group. In the event any of the initial Shares of the Group are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Group subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.

         As of December 9, 1996, the following persons owned of record or beneficially 5% or more of the Class A, Class B, or Trust Shares of the listed
Funds:

                U.S. Treasury Money Market Fund - Class A Shares

                                                         Percent Owned
                                                         -------------
Name and Address                 Total Shares       Record Only    Beneficially
----------------                 ------------       -----------    ------------
Stephens, Inc.                   18,927,743.580     63.61%
For the Exclusive Benefit
  of Our Customers
111 Center Street
Little Rock, AR  72201

Joseph Riddle III and             1,962,593.150      6.60%
  George Armstrong
Trust Joseph P. Riddle III
  and Carolyn R. Armstrong
  and Sharlene R. Williams
Revocable Insurance Trust
P.O. Box 53646
Fayetteville, N.C.  28305

                 U.S. Treasury Money Market Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Branch Banking & Trust Co.            11,444,894.540         5.61%
FBO Daily Recordkeeping Plans
Attn:  Corp Employee Benefit
  Serv/Ops Mgr
434 Fayetteville St., 4th Floor
Raleigh, N.C.  27601-1767

Wilbranch                            176,279,114.700        86.44%
Cash
Attn:  J. Michael Pollock
P.O. Box 2887
Wilson, NC  27894- 1847

Benefit Service Corporation           11,539,811.230         5.66%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309

                U.S. Treasury Money Market Fund - Class B Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Robert A. Robertson                       91,423.700          5.72%
Rollover IRA
1001 Areheart St.
West Columbia, SC  29169

            Short Intermediate U.S. Government Fund - Class A Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Henry Fibers, Inc.                      72,577.124           11.17%
Attn:  George F. Henry, Jr.
  President
P.O. Box 1675
Gastonia, NC  28053

                                      B-58

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens, Inc.                         101,427.739           15.61%
For the Exclusive Benefit
  of Our Customers
111 Center Street
Little Rock, AR  72201

             Short Intermediate U.S. Government Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------

CAP CO.                                586,906.700             8.75%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                        2,088,402.331                       31.14%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                        3,249,193.218                       48.45%
P.O. Box 2887
Wilson, NC  27894- 2887

             Intermediate U.S. Government Bond Fund - Class A Shares


                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens, Inc.                          76,069.638           17.04%
For the Exclusive Benefit of
  Our Customers
111 Center Street
Little Rock, AR  72201

Federated Bank Trust Agent              55,278.566                   12.39%
Agnt For BB&T Trustee
FBO World Acceptance Corp.
Attn:  Trust OPS
P.O. Box 418
Pittsburgh, PA  15230-0418

              Intermediate U.S. Government Bond Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
CAP Co.                                737,366.838           5.83%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                        2,752,228.562                    21.75%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                        7,486,237.088                    59.16%
P.O. Box 2887
Wilson, NC  27894-2887

CAP Co.                                661,224.682           5.23%
P.O. Box 2887
Wilson, NC  27894-2887

             Intermediate U.S. Government Bond Fund - Class B Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
NC Foundation Seed Producers             2,913.780            7.08%
8220 Riley Hill Rd.
Zebulon, NC  27597

Eleanor G. Major                         3,904.866            9.49%
IRA Rollover
P.O. Box  125, 105 S Academy
Varnville, SC  29944

L.J. Inc.                                5,391.295           13.10%
Attn:  Keith Coffer
220 Stoneridge Dr., Suite 405
Columbia, SC  29210

William Ted Camp                         2,606.999            6.34%
2105 W. Nash. St.
Wilson, NC  27893

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Indiraben D. Patel                       5,209.784           12.66%
P.O. Box 95
Siler City, NC  27344

Nancy K. Harmon                          2,120.725            5.15%
Trst Gilbert Community Club
Scholarship Trust
P.O. Box 62
Gilbert, SC  29054-0062

                  Growth and Income Stock Fund - Class A Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens, Inc.                        232,299.734            15.88%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

Federated Bank Trust Agent              94,091.088                    6.43%
Agnt For BB&T Trustee
FBO World Acceptance Corp
Attn:  Trust Ops.
P.O. Box 418
Pittsburgh, PA  15230-0418

                   Growth and Income Stock Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Wilbranch Co.                         6,997,380.576          50.06%
P.O. Box 2887
Wilson, NC 27894-2887

CAP Co.                                 750,049.688                    5.37%
P.O. Box 2887
Wilson, NC  27894-2887

Benefit Service Corporation             950,672.511                    6.80%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309

Wilbranch Co.                         3,987,802.566          28.53%
P.O. Box 2887
Wilson, NC  27894-2887

           North Carolina Intermediate Tax-Free Fund - Class A Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens, Inc.                          200,694.445          22.44%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

Helen H. Hendricks                       55,769.562           6.23%
277 Beechwood Dr.
Mocksville, NC  27028

            North Carolina Intermediate Tax-Free Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Wilbranch                             2,833,802.010                   100%
P.O. Box 2887
Wilson, NC  27894-2887


                         Balanced Fund - Class A Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens, Inc.                         382,476.269           34.34%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

                          Balanced Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Wilbranch Co.                          733,015.111           11.87%
P.O. Box 2887
Wilson, NC  27894-2887

Branch Banking & Trust Co.             635,904.626           10.31%
FBO Daily Recordkeeping Plans
Attn: Corp Employee Benefit Serv/
Ops Manager
434 Fayetteville St., 4th Floor
Raleigh, NC  27601-1767

Wilbranch Co.                        3,657,265.849                   59.30%
P.O. Box 2887
Wilson, NC 27894-2887

                   Small Company Growth Fund - Class A Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Stephens Inc.                           53,008.306           12.53%
For The Exclusive Benefit
  Of Our Customers
111 Center St.
Little Rock, AR 72201

                    Small Company Growth Fund - Trust Shares

                                                                  Percent Owned
                                                                  -------------
Name and Address                      Total Shares           Record Only   Beneficially
----------------                      ------------           -----------   ------------
Wilbranch Co.                          794,828.777                   40.98%
P.O. Box 2887
Wilson, NC 27894-2887

CAP Co.                                215,796.111                   11.13%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                          412,011.748                   21.24%
P.O. Box 2887
Wilson, NC  27894-2887

Benefit Service Corporation            196,707.372                   10.14%
Agnt BB & T Savings &
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309-0000

Branch Banking & Trust Co.             127,343.092            6.57%
FBO Daily Recordkeeping Plans
Attn:  Corp Employee Benefit
  Serv/Ops Mgr
434 Fayetteville St., 4th Floor
Raleigh, N.C.  27601-1767


         As of December 9 , 1996, BB&T owned of record substantially all of the outstanding Trust Shares of each of the Funds, and held voting or investment power with respect to

98.5%, 99.6%, 99.8%, 99.2%, 98.8%, 99.4%, and 99.3%  of the Trust Shares of
the U.S. Treasury , Short-Intermediate , North Carolina , Growth and Income , Intermediate Bond, Balanced, and Small Company Growth Funds, respectively. As a result, BB&T may be deemed to be a "controlling person" of the Trust Shares of each of the Funds under the 1940 Act.

         As of December 9, 1996, Stephens Inc., For the Exclusive Benefit of Our Customers, 111 Center Street, Little Rock, AR 72201: record owner with respect to 63.61% and 34.34% of the Class A Shares of the U.S. Treasury Money Market and Balanced Funds, respectively. Accordingly, Stephens, Inc. may be deemed to be a "controlling person" of the Class A Shares of the Funds of which it is a shareholder.

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS

Independent Auditors Report

Audited Financial Statements as of September 30,  1996

                                    APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by BB&T with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by BB&T and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the four highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         AA-      because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

                           -Leading market positions in well-established industries.

                           -High rates of return on funds employed.

                           -Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                           -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                           -Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:
         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


Definitions of Certain Money Market Instruments

Commercial Paper

           Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

           Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

           Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
 BB&T Mutual Funds Group:

We have audited the accompanying statements of assets and liabilities of the BB&T Mutual Funds Group-U.S. Treasury Money Market Fund, Short-Intermediate U.S. Government Income Fund, Intermediate U.S. Government Bond Fund, North Carolina Intermediate Tax-Free Fund, Growth and Income Stock Fund, Balanced Fund and Small Company Growth Fund, including the schedules of portfolio investments, as of September 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the BB&T Mutual Funds Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the BB&T Mutual Funds Group at September 30, 1996, the results of their operations, the changes in their nets assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
November 8, 1996

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1996



                                                            U.S. Treasury   Short-Intermediate    Intermediate
                                                            Money Market     U.S. Government    U.S. Government
                                                                Fund           Income Fund         Bond Fund
                                                            --------------  ------------------  -----------------

                    ASSETS:
Investments, at value (Amortized cost $118,757,258;
cost $68,917,857; and $124,082,549, respectively)......      $ 118,757,258     $ 68,372,719       $ 122,548,269
Repurchase agreements, at cost.........................        117,372,191               --                 --
                                                             -------------      -----------       -------------
Total Investments......................................        236,129,449       68,372,719         122,548,269
Interest receivable....................................            111,458          999,247           1,819,677
Prepaid expenses and other.............................              6,811            2,354               3,455
                                                             -------------      -----------        ------------
          Total Assets.................................        236,247,718       69,374,320         124,371,401
                                                             -------------      -----------        ------------
                                   LIABILITIES:
Dividends payable......................................            865,628          331,984             615,773
Accrued expenses and other payables:
    Investment advisory fees...........................             76,392           28,174              50,912
    Administration fees................................             38,196           11,270              20,365
    Distribution fees..................................              5,361            1,298               1,016
    Accounting and transfer agent fees.................             20,150           12,198              16,970
    Other..............................................             31,396           11,910              21,254
                                                             -------------      -----------        ------------
          Total Liabilities............................          1,037,123          396,834             726,290
                                                             -------------      -----------        ------------
                                   NET ASSETS:
Capital................................................        235,210,595       71,003,107         127,115,765
Undistributed net investment income....................                 --               --               5,718
Net unrealized depreciation on investments.............                 --         (545,138)         (1,534,280)
Accumulated undistributed net realized losses on
investment transactions................................                 --       (1,480,483)         (1,942,092)
                                                             -------------      -----------        ------------
          Net Assets                                         $ 235,210,595     $ 68,977,486       $ 123,645,111
                                                             =============      ===========        ============

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                              SEPTEMBER 30, 1996


                                                            U.S. Treasury   Short-Intermediate    Intermediate
                                                            Money Market     U.S. Government    U.S. Government
                                                                Fund           Income Fund         Bond Fund
                                                            --------------  ------------------  -----------------

Net Assets
         Class A.......................................      $  27,931,354     $  6,356,000         $ 3,659,147
         Class B.......................................          1,304,785               --             353,334
         Trust Class...................................        205,974,456       62,621,486         119,632,630
                                                             -------------     ------------       -------------
             Total.....................................      $ 235,210,595     $ 68,977,486       $ 123,645,111
                                                             =============     ============       =============
Outstanding units of beneficial interest (shares)
         Class A.......................................         27,931,354          653,039             380,071
         Class B.......................................          1,304,785               --              36,791
         Trust Class...................................        205,974,456        6,430,579          12,411,224
                                                              ------------      -----------        ------------
             Total.....................................        235,210,595        7,083,618          12,828,086
                                                              ============      ===========        ============
Net asset value
         Class A--redemption price per share...........       $       1.00      $      9.73        $       9.63
         Class B--offering price per share*............               1.00               --                9.60
         Trust Class--offering and redemption price per
                     share.............................               1.00             9.74                9.64
                                                              ============      ===========        ============
Maximum Sales Charge (Class A).........................                                2.00%               4.50%
                                                                                ===========        ============
Maximum Offering Price (100%/ (100%-Maximum Sales
Charge) of net asset value adjusted to nearest cent)
per share--Class A.....................................       $       1.00(a)   $      9.93        $      10.08
                                                              ============      ===========        ============


----------
* Redemption price per share (Class B) varies by length of time shares are held.
(a) Offering price and redemption price are the same for the U.S. Treasury Money Market Fund.


                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1996

                                                   North Carolina     Growth and                   Small Company
                                                    Intermediate     Stock Income     Balanced        Growth
                                                    Tax-Free Fund        Fund           Fund           Fund
                                                    --------------    ------------   -----------   --------------
               ASSETS:
Investments, at value (Cost $38,239,071;
$182,180,043; $75,172,426; and $31,600,228,
respectively).....................................   $ 38,344,894    $ 229,746,482  $ 83,721,546    $ 47,530,175
Cash..............................................             --               --            --             603
Interest and dividends receivable.................        505,044          480,905       802,367           1,346
Receivable for capital shares issued..............             --           11,672            --           8,172
Receivable from brokers for investments sold......             --               --            --         155,737
Unamortized organization costs....................             --               --            --           2,099
Prepaid expense and other.........................          3,840            6,854         2,255          21,262
                                                      -----------     ------------   -----------      ----------
         Total Assets.............................     38,853,778      230,245,913    84,526,168      47,719,394
                                                      -----------     ------------   -----------      ----------
               LIABILITIES:
Dividends payable.................................        113,896          254,872       270,535              --
Payable for capital shares redeemed...............             --               --           665              --
Payable to brokers for investments purchased......        994,750          301,705            --         655,782
Accrued expenses and other payables:
         Investment advisory fees.................         15,331           93,590        34,068          36,192
         Administration fees......................          4,599           37,436        13,627           7,238
         Distribution fees........................          1,139            6,721         4,349           3,744
         Accounting and transfer agent fees.......         10,604           27,468        20,882          20,517
         Other....................................          9,205           36,132        13,447          10,521
                                                      -----------     ------------   -----------      ----------
         Total Liabilities........................      1,149,524          757,924       357,573         733,994
                                                      -----------     ------------   -----------      ----------
               NET ASSETS:
Capital...........................................     37,723,453      172,703,921    73,805,105      31,650,081
Undistributed net investment loss.................             --               --            --        (421,082)
Net unrealized appreciation on investments........        105,823       47,566,439     8,549,120      15,929,947
Accumulated undistributed net realized gains
(losses) on investment transactions...............       (125,022)       9,217,629     1,814,370        (173,546)
                                                      -----------     ------------   -----------      ----------
         Net Assets...............................    $37,704,254     $229,487,989   $84,168,595     $46,985,400
                                                      ===========     ============   ===========      ==========

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996

                                                                  North Carolina     Growth and                        Small Company
                                                                  Intermediate      Income Stock        Balanced           Growth
                                                                  Tax-Free Fund         Fund              Fund              Fund
                                                                  -------------     -------------     ------------    --------------
Net Assets
         Class A ..............................................    $ 9,261,340       $ 18,948,734      $12,455,697      $ 7,412,707
         Class B ..............................................             --          3,879,945        2,338,795        3,199,557
         Trust Class ..........................................     28,442,914        206,659,310       69,374,103       36,373,136
                                                                   -----------       ------------      -----------      -----------
             Total ............................................    $37,704,254       $229,487,989      $84,168,595      $46,985,400
                                                                   ===========       ============      ===========      ===========
Outstanding units of beneficial interest (shares)
         Class A ..............................................        921,898          1,237,278        1,041,648          351,971
         Class B ..............................................             --            253,687          196,298          152,963
         Trust Class ..........................................      2,830,793         13,468,959        5,812,814        1,717,398
                                                                   -----------       ------------      -----------      -----------
             Total ............................................      3,752,691         14,959,924        7,050,760        2,222,332
                                                                   ===========       ============      ===========      ===========
Net asset value
         Class A--redemption price per share ..................    $     10.05       $      15.31      $     11.96      $     21.06
         Class B--offering price per share* ...................             --              15.29            11.91            20.92
         Trust Class--offering and redemption price per share..          10.05              15.34            11.93            21.18
                                                                   ===========       ============      ===========      ===========
Maximum Sales Charge (Class A) ................................           2.00%              4.50%            4.50%            4.50%
                                                                   ===========       ============      ===========      ===========
Maximum Offering Price (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to nearest cent) per
  share--Class A                                                   $     10.26       $      16.03      $     12.52      $     22.05
                                                                   ===========       ============      ===========      ===========


----------
* Redemption price per share (Class B) varies by length of time shares are held.







                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 1996

                                                                   U.S. Treasury   Short-Intermediate      Intermediate
                                                                    Money Market     U.S. Government      U.S. Government
                                                                       Fund            Income Fund           Bond Fund
                                                                   -------------   ------------------     ---------------
INVESTMENT INCOME:
Interest income.................................................   $ 9,828,598          $ 3,889,555          $ 7,251,688
                                                                   -----------          -----------          -----------
                  Total Income..................................     9,828,598            3,889,555            7,251,688
                                                                   -----------          -----------          -----------
EXPENSES:
Investment advisory fees........................................       731,113              346,207              638,632
Administration fees.............................................       365,557              115,305              212,620
Distribution fees--Class A......................................       108,449               33,463               21,772
Distribution fees--Class B......................................         5,530                 --                  1,386
Custodian and accounting fees...................................        89,880               50,611               62,412
Legal and audit fees............................................        55,738               19,458               33,048
Organization costs..............................................             9                  216                   90
Trustees' fees and expenses.....................................         8,220                2,706                5,262
Transfer agent fees.............................................        66,210               46,788               59,736
Registration and filing fees....................................        16,331                4,554                3,744
Printing costs..................................................        39,552                7,447               13,566
Other...........................................................         4,218                2,208                3,349
                                                                   -----------          -----------          -----------
                  Gross Expenses................................     1,490,807              628,963            1,055,617
Expenses voluntarily reduced....................................       (56,370)             (74,671)            (117,853)
                                                                   -----------          -----------          -----------
                  Total Expenses................................     1,434,437              554,292              937,764
                                                                   -----------          -----------          -----------
Net Investment Income...........................................     8,394,161            3,335,263            6,313,924
                                                                   -----------          -----------          -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized losses on investment transactions..................          --               (162,759)            (725,469)
Change in unrealized depreciation on investments................          --               (686,269)          (2,757,133)
                                                                   -----------          -----------          -----------
Net realized/unrealized losses on investments...................          --               (849,028)          (3,482,602)
                                                                   -----------          -----------          -----------
Change in net assets resulting from operations..................   $ 8,394,161          $ 2,486,235          $ 2,831,322
                                                                   ===========          ===========          ===========

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED SEPTEMBER 30, 1996

                                                                      North
                                                                     Carolina       Growth and                    Small Company
                                                                   Intermediate    Income Stock     Balanced          Growth
                                                                   Tax-Free Fund       Fund           Fund             Fund
                                                                   -------------   ------------    -----------    -------------
INVESTMENT INCOME:
Interest income..................................................   $ 1,681,672    $    451,511    $ 2,702,304    $    233,058
Dividend income..................................................          --         5,439,921        996,840           9,282
                                                                    -----------    ------------    -----------    ------------
         Total Income............................................     1,681,672       5,891,432      3,699,144         242,340
                                                                    -----------    ------------    -----------    ------------
EXPENSES:
Investment advisory fees.........................................       215,256       1,490,003        549,962         308,711
Administration fees..............................................        71,752         402,293        148,506          61,583
Distribution fees--Class A.......................................        45,087          73,234         56,073          18,773
Distribution fees--Class B.......................................          --            14,031         11,185          10,500
Custodian and accounting fees....................................        36,073          95,174         62,173          76,747
Legal and audit fees.............................................        19,806          63,054         24,576           8,040
Organization costs...............................................            37              73           --            11,130
Trustees' fees and expenses......................................         1,974           9,552          3,450           1,170
Transfer agent fees..............................................        43,518          98,334         74,592          75,282
Registration and filing fees.....................................         3,936          20,754          8,166           5,832
Printing costs...................................................         5,549          22,290          8,310           3,095
Other............................................................         1,524           5,436          2,136             522
                                                                    -----------    ------------    -----------    ------------
         Gross expenses..........................................       444,512       2,294,228        949,129         581,385
Expenses voluntarily reduced.....................................       (85,394)       (520,946)      (206,753)        (10,226)
                                                                    -----------    ------------    -----------    ------------
         Total expenses..........................................       359,118       1,773,282        742,376         571,159
                                                                    -----------    ------------    -----------    ------------
Net Investment Income (Loss).....................................     1,322,554       4,118,150      2,956,768        (328,819)
                                                                    -----------    ------------    -----------    ------------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions...........       (47,072)       9,428,482      2,206,261         90,971
Change in unrealized appreciation (depreciation) on investments..      (302,527)      24,542,390      3,503,931     12,148,737
                                                                     ----------     ------------    -----------    -----------
Net realized/unrealized gains (losses) on investments............      (349,599)      33,970,872      5,710,192     12,239,708
                                                                     ----------     ------------    -----------    -----------
Change in net assets resulting from operations...................    $  972,955     $ 38,089,022    $ 8,666,960    $11,910,889
                                                                     ==========     ============    ===========    ===========

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 U.S. Treasury             Short-Intermediate
                                                                 Money Market                U.S. Government
                                                                     Fund                      Income Fund
                                                           ----------------------------  ---------------------------
                                                            For the        For the        For the       For the
                                                              year           year           year          year
                                                             ended          ended          ended         ended
                                                           September 30,  September 30,  September 30, September 30,
                                                              1996           1995           1996          1995
                                                           -------------  -------------  ------------- -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................... $   8,394,161  $   5,085,963  $  3,335,263  $  2,904,229
  Net realized losses on investment transactions..........          --             --        (162,759)   (1,125,416)
  Net change in unrealized appreciation...................
  (depreciation) on  investments..........................          --             --        (686,269)    2,643,412
                                                           -------------  -------------  ------------  ------------
Change in net assets resulting from operations............     8,394,161      5,085,963     2,486,235     4,422,225
                                                           -------------  -------------  ------------  ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..............................      (948,869)      (285,363)     (371,250)     (421,136
DISTRIBUTIONS TO CLASS B SHAREHOLDERS(a):
  From net investment income..............................       (19,543)          --            --            --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
  From net investment income..............................    (7,425,749)    (4,800,600)   (2,964,013)   (2,483,093)
                                                           -------------  -------------  ------------  ------------
Change in net assets from shareholder distributions.......    (8,394,161)    (5,085,963)   (3,335,263)   (2,904,229)
                                                           -------------  -------------  ------------  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................   449,946,776    413,983,846    32,001,311    16,642,791
  Dividends reinvested....................................     1,721,604        507,038     1,448,084       778,260
  Cost of shares redeemed.................................  (350,488,723)  (359,409,516)  (15,729,346)  (15,385,757)
                                                           -------------  -------------  ------------  ------------
Change in net assets from share transactions..............   101,179,657     55,081,368    17,720,049     2,035,294
                                                           -------------  -------------  ------------  ------------
Change in net assets......................................   101,179,657     55,081,368    16,871,021     3,553,290
NET ASSETS:
  Beginning of period.....................................   134,030,938     78,949,570    52,106,465    48,553,175
                                                           -------------  -------------  ------------  ------------
  End of period........................................... $ 235,210,595  $ 134,030,938  $ 68,977,486  $ 52,106,465
                                                           =============  =============  ============  ============
SHARE TRANSACTIONS:
  Issued..................................................   449,946,776    413,983,846     3,264,121     1,718,480
  Reinvested..............................................     1,721,604        507,038       146,965        80,130
  Redeemed................................................  (350,488,723)  (359,409,516)   (1,597,468)   (1,581,451)
                                                           -------------  -------------  ------------  ------------
Change in shares..........................................   101,179,657     55,081,368     1,813,618       217,159
                                                           =============  =============  ============  ============

----------

(a) From January 1, 1996 (commencement of operations) through September 30,
    1996.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                      Intermediate U.S.                North Carolina
                                                                       Government Bond              Intermediate Tax-Free
                                                                            Fund                            Fund
                                                                ------------------------------- ------------------------------
                                                                   For the         For the         For the         For the
                                                                    year            year            year            year
                                                                    ended           ended           ended           ended
                                                                September 30,    September 30,   September 30,   September 30,
                                                                    1996             1995            1996           1995
                                                                --------------  --------------- --------------- --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................         $  6,313,924    $  5,024,624    $  1,322,554    $  1,416,162
  Net realized losses on investment transactions.......             (725,469)     (1,194,343)        (47,072)        (77,950)
  Net change in unrealized appreciation (depreciation)
   on investments......................................           (2,757,133)      5,832,579        (302,527)      1,483,907
                                                                ------------    ------------    ------------    ------------
Change in net assets resulting from operations.........            2,831,322       9,662,860         972,955       2,822,119
                                                                ------------    ------------    ------------    ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........................             (247,352)       (377,937)       (322,468)       (330,842)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS(a):
  From net investment income...........................               (6,966)             --              --              --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
  From net investment income...........................           (6,059,606)     (4,646,687)     (1,000,086)     (1,085,320)
                                                                ------------    ------------    ------------    ------------
Change in net assets from shareholder distributions....           (6,313,924)     (5,024,624)     (1,322,554)     (1,416,162)
                                                                ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued..........................           66,845,451      23,171,044      11,820,669      10,916,979
  Dividends reinvested.................................            4,689,472       3,929,840         268,478         278,161
  Cost of shares redeemed..............................          (28,159,031)    (23,210,413)    (10,843,225)    (14,646,808)
                                                                ------------    ------------    ------------    ------------
Change in net assets from share transactions...........           43,375,892       3,890,471       1,245,922      (3,451,668)
                                                                ------------    ------------    ------------    ------------
Change in net assets...................................           39,893,290       8,528,707         896,323      (2,045,711)

NET ASSETS:
  Beginning of period..................................           83,751,821      75,223,114      36,807,931      38,853,642
                                                                ------------    ------------    ------------    ------------
  End of period........................................         $123,645,111    $ 83,751,821    $ 37,704,254    $ 36,807,931
                                                                ============    ============    ============    ============
SHARE TRANSACTIONS:
  Issued...............................................            6,757,431       2,419,901       1,171,335       1,107,634
  Reinvested...........................................              478,491         414,007          26,506          28,266
  Redeemed.............................................           (2,876,321)     (2,420,431)     (1,071,579)     (1,480,683)
                                                                ------------    ------------    ------------    ------------
Change in shares.......................................            4,359,601         413,477         126,262        (344,783)
                                                                ============    ============    ============    ============

______________
(a) From January 1, 1996 (commencement of operations) through September 30,
    1996.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              Growth and Income Stock                         Balanced
                                                                        Fund                                    Fund
                                                          --------------------------------         ---------------------------------
                                                             For the            For the              For the             For the
                                                               year               year                 year                year
                                                               ended              ended                ended               ended
                                                          September 30,       September 30,        September 30,       September 30,
                                                               1996               1995                 1996                1995
                                                          -------------       -------------        -------------       -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income................................... $  4,118,150        $  2,757,443         $  2,956,768       $  2,228,732
 Net realized gains (losses) on investment transactions..    9,428,482           1,084,821            2,206,261           (361,045)
 Net change in unrealized appreciation on investments....   24,542,390          18,939,826            3,503,931          6,451,498
                                                          ------------        ------------         ------------       ------------
Change in net assets resulting from operations...........   38,089,022          22,782,090            8,666,960          8,319,185
                                                          ------------        ------------         ------------       ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income..............................     (270,458)           (187,792)            (421,901)          (355,479)
 From net realized gains from investment transactions....      (76,748)            (83,203)                  --                 --
 In excess of net realized gains from investment
  transactions...........................................           --            (108,268)                  --                 --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS (a):
 From net investment income..............................      (19,098)                 --              (39,026)                --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
 From net investment income..............................   (3,828,594)         (2,569,651)          (2,495,841)        (1,873,253)
 From net realized gains from investment transactions....   (1,044,981)         (1,001,618)                  --                 --
 In excess of net realized gains from investment
  transactions...........................................           --          (1,152,654)                  --                 --
                                                          ------------        ------------         ------------       ------------
Change in net assets from shareholder distributions......   (5,239,879)         (5,103,186)          (2,956,768)        (2,228,732)
                                                          ------------        ------------         ------------       ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.............................   78,886,812          57,688,354           30,350,061         18,039,983
 Dividends reinvested....................................    3,546,244           3,097,037            2,471,085          1,590,880
 Cost of shares redeemed.................................  (42,239,195)        (19,347,795)         (13,413,504)       (14,945,721)
                                                          ------------        ------------         ------------       ------------
Change in net assets from share transactions.............   40,193,861          41,437,596           19,407,642          4,685,142
                                                          ------------        ------------         ------------       ------------
Change in net assets.....................................   73,043,004          59,116,500           25,117,834         10,775,595
NET ASSETS:

 Beginning of period.....................................  156,444,985          97,328,485           59,050,761         48,275,166
                                                          ------------        ------------         ------------       ------------
 End of period........................................... $229,487,989        $156,444,985         $ 84,168,595       $ 59,050,761
                                                          ============        ============         ============       ============
SHARE TRANSACTIONS:
 Issued..................................................    5,587,933           4,774,121            2,636,434          1,719,005
 Reinvested..............................................      252,319             275,871              214,800            156,859
 Redeemed................................................   (2,926,808)         (1,633,604)          (1,159,914)        (1,469,697)
                                                          ------------        ------------         ------------       ------------
Change in shares.........................................    2,913,444           3,416,388            1,691,320            406,167
                                                           ============        ============         ============       ============

----------
(a) From January 1, 1996 (commencement of operations) through September 30,
    1996.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Small Company
                                                                                           Growth Fund
                                                                                  ------------------------------
                                                                                    For the     For the period
                                                                                      year      December 7, 1994
                                                                                     ended            to
                                                                                 September 30,   September 30,
                                                                                      1996           (a)5
                                                                                 ------------- ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...........................................................   $ (328,819)     $  (92,263)
  Net realized gains (losses) on investment transactions........................       90,971        (264,517)
  Net change in unrealized appreciation on investments..........................   12,148,737       3,781,210
                                                                                   -----------     -----------
Change in net assets resulting from operations..................................   11,910,889       3,424,430
                                                                                   -----------     -----------
CAPITAL TRANSACTIONS:

  Proceeds from shares issued...................................................   22,938,972      15,189,335
  Cost of shares redeemed.......................................................   (5,922,093)       (556,133)
                                                                                   -----------     -----------
Change in net assets from share transactions....................................   17,016,879      14,633,202
                                                                                   -----------     -----------
Change in net assets............................................................   28,927,768      18,057,632
NET ASSETS:
  Beginning of period...........................................................   18,057,632               -
                                                                                   -----------     -----------
  End of period.................................................................  $46,985,400    $ 18,057,632
                                                                                   ===========     ===========
SHARE TRANSACTIONS:
  Issued........................................................................    1,298,090       1,280,823
  Redeemed......................................................................     (315,568)        (41,013)
                                                                                   -----------     -----------
Change in shares................................................................      982,522       1,239,810
                                                                                   ===========     ===========

-------------
(a) Period from commencement of operations.



                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                        U.S. TREASURY MONEY MARKET FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1996

Principal             Security             Amortized
  Amount             Description             Cost
-----------  ---------------------------- ------------
U.S. TREASURY BILLS (47.9%):
$12,000,000   10/17/96 .................   $11,972,922
  6,000,000   11/7/96 ..................     5,968,581
 12,000,000   11/14/96 .................    11,925,200
  6,000,000   11/21/96 .................     5,956,055
 12,000,000   12/5/96 ..................    11,887,550
  8,000,000   12/12/96 .................     7,916,780
  6,000,000   12/19/96 .................     5,930,941
  6,000,000   12/26/96 .................     5,925,897
  6,000,000   1/2/97 ...................     5,918,315
  8,000,000   1/9/97 ...................     7,883,472
  8,000,000   1/16/97 ..................     7,878,971
  8,000,000   1/23/97 ..................     7,871,053
  8,000,000   1/30/97 ..................     7,860,850
  8,000,000   2/6/97 ...................     7,852,231
                                          ------------
    Total U.S. Treasury Bills              112,748,818
                                          ------------
U.S. TREASURY NOTES (2.6%):
  6,000,000     6.13%, 12/31/96.........     6,008,440
                                          ------------
    Total U.S. Treasury Notes                6,008,440
                                          ------------
    Total Investments                      118,757,258
                                          ------------

 Principal             Security                               Amortized
   Amount             Description                               Cost
 -----------  ----------------------------                   ------------
REPURCHASE AGREEMENTS (49.9%):
$40,000,000  H.S.B.C. Securities,5.70%,
             10/1/96 (Collateralized by
             41,250,000 U.S. Treasury
             Notes, 6.13%, 9/30/00, market
             value-$40,831,550)......................      $ 40,000,000
25,000,000   Lehman Brothers, 5.70%, 10/1/96
             (Collateralized by 19,055,000
             U.S. Treasury Notes, 11.86%,
             11/15/03, market value--
             $25,501,143)............................        25,000,000
52,372,191   NationsBank, 5.70%, 10/1/96
             (Collateralized by 53,600,000
             U.S.Treasury Notes, 6.38%,
             9/30/01, market value--
             $53,408,387)............................        52,372,191
                                                           ------------
    Total Repurchase Agreements                             117,372,191
                                                           ------------
    Total (Amortized Cost--$236,129,449)(a)               $ 236,129,449
                                                           ============

----------
Percentages indicated are based on net assets of $235,210,595.

(a) Cost for federal income tax and financial reporting purposes are the same.



                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996

 Shares
   or
Principal             Security                        Market
 Amount              Description                      Value
----------  ------------------------------          -----------
CORPORATE BONDS (2.8%):
Automotive (2.8%):
$2,000,000    Ford Motor Credit, 6.38%, 10/6/00..    $ 1,962,500
                                                     -----------
    Total Corporate Bonds                              1,962,500
                                                     -----------
PASS-THROUGH MORTGAGE SECURITIES (3.1%):
Federal National Mortgage Assoc.:
 2,172,875    7.00%, 6/1/08, Pool # 50751........      2,155,883
                                                     -----------
    Total Pass-through Mortgage Securities             2,155,883
                                                     -----------
U.S. GOVERNMENT AGENCIES (5.8%):
Federal Home Loan Bank:
 3,000,000   6.17%, 3/8/01.......................      2,948,280
 1,000,000   7.28%, 7/25/01......................      1,025,410
                                                     -----------
    Total U.S. Government Agencies                     3,973,690
                                                     -----------
U.S. TREASURY NOTES (85.2%):
 4,250,000   6.88%, 3/31/97......................      4,280,473
 4,250,000   8.88%, 11/15/97.....................      4,385,277


 Shares
   or
Principal             Security                Market
 Amount             Description               Value
----------  -----------------------------   -----------
U.S. TREASURY NOTES , CONTINUED:
$4,500,000   5.63%, 1/31/98 ...............$ 4,480,515
 6,500,000   7.25%, 2/15/98 ...............  6,603,935
 7,000,000   8.25%, 7/15/98 ...............  7,251,510
 4,500,000   5.88%, 3/31/99 ...............  4,466,520
 6,500,000   6.50%, 4/30/99 ...............  6,542,315
 6,000,000   8.00%, 8/15/99 ...............  6,263,400
 8,000,000   6.75%, 4/30/00 ...............  8,090,160
 6,000,000   6.38%, 8/15/02 ...............  5,956,680
   500,000   5.88%, 11/15/05 ..............    472,140
                                           -----------
    Total U.S. Treasury Notes               58,792,925
                                           -----------
INVESTMENT COMPANIES (2.2%):
 1,487,721  Federated Cash Reserves U.S.
               Treasury Fund.............    1,487,721
                                           -----------
    Total Investment Companies               1,487,721
                                           -----------
    Total (Cost-$68,917,857)(a)            $68,372,719
                                           ===========

----------
Percentages indicated are based on net assets of $68,977,486.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

              Unrealized appreciation...........   $ 297,466
              Unrealized depreciation...........    (842,604)
                                                   ----------
              Net unrealized depreciation.......   $(545,138)
                                                   ==========


                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                    INTERMEDIATE U.S. GOVERNMENT BOND FUND




                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1996

  Shares
    or
Principal             Security                          Market
  Amount             Description                         Value
-----------  ----------------------------            ------------
CORPORATE BONDS (3.2%):
Automotive (3.2%):
$4,000,000   Ford Motor Credit, 6.38%,
               10/6/00............................    $ 3,925,000
                                                     ------------
    Total Corporate Bonds                               3,925,000
                                                     ------------
PASS-THROUGH MORTGAGE SECURITIES (15.9%):
Federal Home Loan Mortgage Corp.:
  2,722,664  7.50%, 7/1/07, Pool #E00108..........      2,749,890
Federal National Mortgage Assoc.:
  5,295,084  6.00%, 6/1/08, Pool #124885..........      5,078,303
  4,035,340  7.00%, 6/1/08, Pool # 50751..........      4,003,784
Government National Mortgage Assoc.:
  3,701,128  7.50%, 3/15/23, Pool # 342553........      3,676,811
  4,286,375  7.00%, 8/15/23, Pool # 354627........      4,151,054
                                                     ------------
    Total Pass-through Mortgage Securities             19,659,842
                                                     ------------
U.S. GOVERNMENT AGENCIES (4.2%):
Federal Home Loan Bank:
  2,000,000  8.38%, 10/25/99......................      2,108,080
  3,000,000  7.36%, 7/1/04........................      3,086,520
                                                     ------------
    Total U.S. Government Agencies                      5,194,600
                                                     ------------

  Shares
    or
Principal             Security                          Market
  Amount             Description                         Value
-----------  ----------------------------            ------------
U.S. TREASURY BONDS (14.2%):
$ 3,000,000  12.00%, 5/15/05......................    $ 4,026,270
  6,000,000   9.38%, 2/15/06......................      7,108,440
  1,500,000   9.13%, 5/15/09......................      1,705,530
  4,500,000   7.50%, 11/15/16.....................      4,712,535
                                                     ------------
    Total U.S. Treasury Bonds                          17,552,775
                                                     ------------
U.S. TREASURY NOTES (60.6%):
  5,000,000   6.13%, 3/31/98......................      5,008,750
 11,500,000   7.00%, 4/15/99......................     11,707,230
  8,000,000   6.88%, 7/31/99......................      8,116,640
 10,500,000   7.88%, 8/15/01......................     11,104,905
 11,000,000   6.38%, 8/15/02......................     10,920,580
  8,000,000   6.25%, 2/15/03......................      7,866,720
  9,500,000   7.25%, 8/15/04......................      9,838,010
 11,000,000   5.88%, 11/15/05.....................     10,387,080
                                                     ------------
    Total U.S. Treasury Notes                          74,949,915
                                                     ------------
INVESTMENT COMPANIES (1.0%):
  1,266,137   Federated Cash Reserves
                U.S. Treasury Fund................      1,266,137
                                                     ------------
    Total Investment Companies                          1,266,137
                                                     ------------
    Total (Cost-$124,082,549)(a)                    $ 122,548,269
                                                     ============

----------
Percentages indicated are based on net assets of $123,645,111.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $35,586. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

               Unrealized appreciation             $   726,410
               Unrealized depreciation              (2,296,276)
                                                   -----------
               Net unrealized depreciation         $(1,569,866)
                                                   ===========


                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                              SEPTEMBER 30, 1996

 Shares
   or
Principal                                           Security                                             Market
 Amount                                            Description                                           Value
----------  ------------------------------------------------------------------------------------------ -----------
MUNICIPAL BONDS (95.2%):
General Obligation Bonds (87.0%):
$  500,000            Asheville, 4.80%, 6/1/06 ......................................................   $  481,875
   470,000            Buncombe County, 5.00%, 3/1/00 ................................................      478,225
   500,000            Buncombe County, 5.00%, 3/1/03 ................................................      506,250
 1,000,000            Buncombe County, 5.10%, 3/1/07 ................................................      991,250
 1,000,000            Cary, 5.50%, 2/1/01 ...........................................................    1,033,750
   545,000            Charlotte, 6.80%, 10/1/97 .....................................................      561,072
   395,000            Charlotte, 5.20%, 7/1/01 ......................................................      406,850
 1,000,000            Charlotte, 5.30%, 4/1/10, Callable 4/1/05 @ 102 ...............................      986,250
   500,000            Chatham County, 5.40%, 4/1/11, Callable 4/1/06 @ 102*, (b) ....................      490,625
 1,000,000            City of Durham, 4.90%, 2/1/04 .................................................      997,500
   500,000            City of Durham, 5.00%, 2/1/05 .................................................      498,750
   275,000            Cleveland County, 7.10%, 6/1/99 ...............................................      293,906
   600,000            Cleveland County, 5.10%, 6/1/03 ...............................................      604,500
   500,000            Craven County, 5.50%, 6/1/09, Callable 6/1/06 @ 102* ..........................      503,750
   500,000            Durham & Wake Counties, 5.75%, 4/1/02 .........................................      528,125
   400,000            Durham County, 5.20%, 3/1/01 ..................................................      409,500
   340,000            Durham County, 5.20%, 3/1/05, Callable 3/1/02 @ 101.50 ........................      346,800
 1,000,000            Fayetteville, 4.80%, 5/1/05, Callable 5/1/03 @ 101* ...........................      975,000
   265,000            Forsyth County, 5.40%, 6/1/04, Callable 6/1/02 @ 101 ..........................      273,613
   500,000            Gaston County, 5.00%, 3/1/08, Callable 3/1/06 @ 101* ..........................      481,250
   450,000            Goldsboro, 4.90%, 6/1/99 ......................................................      454,500
   550,000            Greensboro, 6.00%, 3/1/98 .....................................................      564,438
 1,000,000            Guilford County, 4.80%, 4/1/99 ................................................    1,013,750
   300,000            Hickory, 6.50%, 5/1/99 ........................................................      314,625
   680,000            High Point, 4.40%, 4/1/02 .....................................................      662,150
   500,000            Lee County, 5.50%, 2/1/00 .....................................................      514,375
 1,000,000            Lincoln County, 4.70%, 6/1/01 .................................................    1,005,000
 1,000,000            Lincoln County, 4.80%, 6/1/04 .................................................      992,500
   700,000            Mecklenburg County, 5.75%, 3/1/03, Callable 3/1/02 @ 100.50....................      735,875
 1,000,000            Mecklenburg County, 5.00%, 4/1/08 .............................................      982,500
   500,000            Moore County, 4.75%, 6/1/03 ...................................................      495,000
   500,000            New Hanover County, 4.30%, 1/1/02 .............................................      489,375
 1,000,000            New Hanover County, 4.50%, 9/1/03 .............................................      975,000
 1,500,000            North Carolina State, 5.75%, 3/1/98 ...........................................    1,533,750
   500,000            North Carolina State, 4.70%, 2/1/01 ...........................................      501,875
 1,000,000            North Carolina State, 4.70%, 2/1/06, Callable 2/1/04 @ 101.....................      970,000
   670,000            Orange County, 5.10%, 6/1/00 ..................................................      684,238
   500,000            Orange County, 5.10%, 6/1/06, Callable 6/1/03 @ 101.5 .........................      498,125
   500,000            Orange County, 5.10%, 6/1/07, Callable 6/1/03 @ 102 ...........................      496,250
 1,000,000            Pitt County, 4.80%, 2/1/00 ....................................................    1,007,500
   500,000            Raleigh, 5.00%, 2/1/08, Callable 2/1/00 @ 102 .................................      490,625
   400,000            Rocky Mount, 5.50%, 5/1/97 ....................................................      403,980
   700,000            Rowan County, 5.50%, 4/1/05 ...................................................      727,125

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS CONTINUED
                               SEPTEMBER 30, 1996

 Shares
   or
Principal                                           Security                                                Market
 Amount                                            Description                                              Value
----------  ------------------------------------------------------------------------------------------   -----------
MUNICIPAL BONDS, CONTINUED:
General Obligation Bonds, continued:
$  225,000    Rowan County, 5.50%, 2/1/07, Callable 2/1/06 @ 100.5 ................................      $   231,188
   200,000    Union County, 5.80%, 3/1/05, Callable 3/1/02 @ 101.5 ................................          208,250
 1,000,000    Wake County, 4.50%, 4/1/03 ..........................................................          985,000
 1,000,000    Wayne County, 4.80%, 4/1/03 .........................................................          992,500
   500,000    Wilkes County, 5.00%, 6/1/01 ........................................................          502,500
 1,000,000    Wilmington, 4.60%, 3/1/02 ...........................................................          990,000
   505,000    Winston Salem, 6.50%, 6/1/99 ........................................................          532,775
                                                                                                         -----------
                                                                                                          32,803,610
                                                                                                         -----------
Health Care Bonds (5.9%):
   650,000    Charlotte Mecklenburg Hospital Revenue, 5.70%, 1/1/01..................................        678,437
   500,000    Charlotte Mecklenburg Hospital Revenue, 5.90%, 1/1/02..................................        526,250
   400,000    Medical Care Commission, Presbyterian Hospital Services, 5.70%, 10/1/04, Callable
              10/01/02 @ 102.........................................................................        416,000
   600,000    Medical Care Commission, Rex Hospital, 4.70%, 6/1/98...................................        603,000
                                                                                                         -----------
                                                                                                           2,223,687
                                                                                                         -----------
Housing Bonds (1.0%):
   365,000    Housing Finance Authority Revenue, 3.85%**, 9/1/16.....................................        365,000
                                                                                                         -----------
Utility Bonds (1.3%):
   500,000    Asheville Revenue, 5.30%, 8/1/09, Callable 8/1/06 @ 102*,(b)...........................        495,000
                                                                                                         -----------
    Total Municipal Bonds                                                                                 35,887,297
                                                                                                         -----------
INVESTMENT COMPANIES (6.5%):
 1,408,264    Compass Capital Funds North Carolina Municipal Money Market Portfolio(c)...............      1,408,264
 1,049,333    North Carolina Municipal Cash Trust(c).................................................      1,049,333
                                                                                                         -----------
    Total Investment Companies                                                                             2,457,597
                                                                                                         -----------
    Total (Cost-$38,239,071)(a)                                                                          $38,344,894
                                                                                                         ===========

----------
Percentages indicated are based on net assets of $37,704,254.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                 Unrealized appreciation............  $ 332,873
                                 Unrealized depreciation............   (227,050)
                                                                      ---------
                                 Net unrealized appreciation........  $ 105,823
                                                                      =========

(b) When-Issued security

(c) 499,900 Shares of the Compass Capital Funds North Carolina Municipal Money Market and 497,069 shares of the North Carolina Municipal Cash Trust were segregated due to the "When-Issued" securities purchased.

* Additional put and demand features exist allowing the Fund to require the purchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

** Variable rate investments. The rate reflected on the Schedule of Investments is the rate in effect at September 30, 1996.

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1996


                     Security                         Market
 Shares             Description                        Value
----------  ----------------------------          ------------
COMMON STOCKS (96.6%):
Apparel (1.0%):
 38,500   V.F. Corp.............................   $ 2,314,812
                                                  ------------
Banks (6.0%):
 83,800   Barnett Banks, Inc....................     2,828,250
 58,400   Boatmens Bancshares, Inc..............     3,263,100
 39,500   J. P. Morgan & Co.....................     3,510,562
 82,400   Wachovia Corp.........................     4,078,800
                                                  ------------
                                                    13,680,712
                                                  ------------
Beverages (2.4%):
145,200   Anheuser-Busch Co.....................     5,463,150
                                                  ------------
Business Equipment & Services (3.8%):
  95,400  John H. Harland Co....................     2,862,000
 113,100  Pitney Bowes,Inc......................     5,951,887
                                                  ------------
                                                     8,813,887
                                                  ------------
Chemicals (3.7%):
 79,300   Air Products & Chemicals, Inc.........     4,619,225
 18,500   Monsanto Corp.........................       675,250
 53,800   Vulcan Materials Co...................     3,228,000
                                                  ------------
                                                     8,522,475
                                                  ------------
Communications Equipment (2.4%):
 85,600   Harris Corp...........................     5,574,700
                                                  ------------

Computers (4.7%):
 40,900   Apple Computer, Inc...................       907,469
 79,600   Hewlett Packard Co....................     3,880,500
 77,000   Honeywell, Inc........................     4,860,625
  9,600   IBM Corp..............................     1,195,200
                                                  ------------
                                                    10,843,794
                                                  ------------
Construction Materials (0.9%):
 34,400   PPG Industries........................     1,870,500
                                                  ------------
Containers (1.6%):
120,100   Ball Corp.............................     2,942,450
 30,000   Sonoco Products Co....................       825,000
                                                  ------------
                                                     3,767,450
                                                  ------------
Defense (2.2%):
 56,600   Lockheed Martin Corp..................     5,101,075
                                                  ------------
Electrical Equipment (1.8%):
 45,200   Emerson Electric......................     4,073,650
                                                   ------------
Electronic Components (1.4%):
 64,400   Avnet, Inc............................     3,123,400
                                                  ------------
Electronic Instruments (0.2%):
 10,500   Tektronix, Inc........................       429,187
                                                  ------------
Food & Related (3.4%):
121,400   Dean Foods Co.........................   $ 3,429,550
161,400   SUPERVALU, Inc........................     4,438,500
                                                  ------------
                                                     7,868,050
                                                  ------------
Forest & Paper Products (1.9%):
 95,900   Weyerhaeuser Co.......................     4,423,388
                                                  ------------
Health Care (3.7%):
 60,000   Abbott Laboratories...................     2,955,000
 50,100   Glaxo Holdings ADR....................     1,559,363
 79,000   Johnson & Johnson.....................     4,048,750
                                                  ------------
                                                     8,563,113
                                                  ------------
Household--Major Appliances (1.0%):
 43,700   Whirlpool Corp........................     2,212,313
                                                  ------------
Household Products (1.6%):
 22,650   Unilever NV, New York Shares..........     3,570,206
                                                  ------------
Insurance (6.4%):
 93,000   Aon Corp..............................     5,045,250
 83,300   Lincoln National Corp.................     3,654,788
170,400   SAFECO Corp...........................     5,963,999
                                                  ------------
                                                    14,664,037
                                                  ------------
Leisure Time Industry (1.2%):
 75,400   Hasbro, Inc...........................     2,799,225
                                                  ------------
Manufacturing (0.5%):
  25,000  Parker Hannifin Corp..................     1,050,000
                                                  ------------
Metal Fabrication (1.4%):
  98,200  Trinity Industries....................     3,277,425
                                                  ------------
Metals (0.8%):
  28,600  Phelps Dodge Corp.....................     1,833,975
                                                  ------------
Motor Vehicles (1.2%):
  91,200  Ford Motor Co.........................     2,850,000
                                                  ------------
Multiple Industry (1.4%):
  81,900  Corning Glass.........................     3,194,100
                                                  ------------
Petroleum (8.8%):
  62,000  Ashland, Inc..........................     2,464,500
  68,200  Chevron Corp.,Inc.....................     4,271,025
  27,600  Mobil Corp............................     3,194,700
 124,200  Phillips Petroleum Co.................     5,309,549
  31,600  Royal Dutch Petroleum Co..............     4,933,550
                                                  ------------
                                                    20,173,324
                                                  ------------
Pharmaceuticals (6.6%):
  54,300  Bristol Myers Squibb Co...............     5,233,163
  67,700  Rhone-Poulenc Rorer...................     4,984,413

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND

                              SEPTEMBER 30, 1996


                      Security                          Market
  Shares             Description                         Value
-----------  ----------------------------            ------------
COMMON STOCKS, CONTINUED:
Pharmaceuticals, continued:
  78,100        Schering Plough Corp...............   $ 4,803,150
                                                    -------------
                                                       15,020,726
                                                    -------------

Photographic Equipment (0.6%):

  16,900        Eastman Kodak Co...................     1,326,650
                                                    -------------
Publishing (2.8%):
  38,000        American Greetings.................     1,087,750
  48,800        Houghton Mifflin Co................     2,299,700
 103,400        Lee Enterprises....................     2,365,275
  17,400        Media General, Inc.................       548,100
                                                    -------------
                                                        6,300,825
                                                    -------------
Railroad (0.6%):
  26,000        CSX Corp...........................     1,313,000
                                                    -------------
Restaurants (0.6%):
 110,000        Bob Evans Farms....................     1,471,250
                                                    -------------
Retail (4.5%):
 111,100        American Stores Co.................     4,444,000
  91,569        Limited, Inc.......................     1,751,257
  85,500        May Department Stores Co...........     4,157,438
                                                    -------------
                                                       10,352,695
                                                    -------------
Securities Brokers & Dealers (1.5%):
 120,925        AG Edwards.........................     3,521,941
                                                    -------------
Tobacco (0.8%):
  20,700        Philip Morris Cos., Inc............     1,857,825
                                                    -------------
Trucking & Shipping (0.8%):
  75,000        Alexander & Baldwin................   $ 1,837,500
                                                    -------------
Utilities--Electric (4.3%):
  65,900        FPL Group, Inc.....................     2,850,175
  68,000        Public Service Co. Of Colorado.....     2,414,000
 160,200        Western Resources, Inc.............     4,665,825
                                                    -------------
                                                        9,930,000
                                                    -------------
Utilities--Gas (3.5%):

  61,400        Consolidated Natural Gas Co........     3,292,575
 141,000        NICOR, Inc.........................     4,758,750
                                                    -------------
                                                        8,051,325
                                                    -------------
Utilities--Telephone (4.6%):
  25,400        AT&T Corp..........................     1,327,150
  92,200        SBC Communications Inc.............     4,437,125
 123,000        Sprint Corp........................     4,781,625
                                                    -------------
                                                       10,545,900
                                                    -------------
    Total Common Stocks............................   221,587,585
                                                    -------------
INVESTMENT COMPANIES (3.6%):
8,158,897       Federated Cash Reserves U.S.
                Treasury Fund......................     8,158,897
                                                    -------------
    Total Investment Companies                          8,158,897
                                                    -------------
    Total (Cost--$182,180,043)(a)                   $ 229,746,482
                                                    =============

----------
Percentages indicated are based on net assets of $229,487,989.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation           $ 50,699,151
                  Unrealized depreciation             (3,132,712)
                                                      ----------
                  Net unrealized appreciation       $ 47,566,439
                                                      ==========


ADR - American Depository Receipt

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

BALANCED FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996

 Shares
   or
Principal             Security               Market
 Amount              Description             Value
----------  ------------------------------ -----------
COMMON STOCKS (43.5%):
Apparel (0.7%):

 10,000     V.F. Corp..................... $  601,250
                                           -----------
Banks (2.5%):
 11,000     Banc One Corp.................    451,000
 10,000     Boatmens Bancshares, Inc......    558,750
  5,000     J. P. Morgan & Co.............    444,375
 14,000     Wachovia Corp.................    693,000
                                           -----------
                                            2,147,125
                                           -----------
Beverages (0.9%):
 20,000     Anheuser-Busch Co.............    752,500
                                           -----------
Business Equipment & Services (1.2%):
 10,000     John H. Harland Co............    300,000
 13,000     Pitney Bowes, Inc.............    684,125
                                           -----------
                                              984,125
                                           -----------
Chemicals (2.3%):
 8,000      Air Products & Chemicals, Inc.    466,000
 7,500      E. I. Dupont de Nemours Co....    661,875
23,000      Monsanto Corp.................    839,500
                                           -----------
                                            1,967,375
                                           -----------
Communications Equipment (0.7%):
 9,000      Harris Corp...................    586,125
                                           -----------
Computers (2.4%):
 15,000     Hewlett Packard Co............    731,250
 11,500     Honeywell, Inc................    725,938
 10,500     Xerox Corp....................    563,063
                                           -----------
                                            2,020,251
                                           -----------
Construction-Engineering (0.6%):
 10,000     Ingersol-Rand Co..............    475,000
                                           -----------
Construction Materials (0.8%):
 12,000     PPG Industries................    652,500
                                           -----------
Containers (0.5%):
 12,300     Ball Corp.....................    301,350
  3,000     Sonoco Products Co............     82,500
                                           -----------
                                              383,850
                                           -----------
Defense (0.8%):
  4,000     Lockheed Martin Corp..........    360,500
  6,000     Raytheon Co...................    333,750
                                           -----------
                                              694,250
                                           -----------
Electrical Equipment (0.5%):
  4,500     Emerson Electric..............    405,563
                                           -----------
Electronic Components (0.8%):
 14,200     Avnet, Inc....................    688,700
                                            -----------
Food & Related (2.6%):
 20,000     Dean Foods Co.................    565,000
 14,500     H. J. Heinz Co................    489,375
 22,500     Sara Lee Corp.................    804,375
 13,000     SUPERVALU, Inc................    357,500
                                           -----------
                                            2,216,250
                                           -----------
Forest & Paper Products (0.7%):
 13,000     Weyerhaeuser Co...............    599,625
                                           -----------
Health Care (2.1%):
 17,500     Abbott Laboratories...........    861,875
  7,400     Glaxo Holdings ADR............    230,325
 13,000     Johnson & Johnson.............    666,250
                                           -----------
                                            1,758,450
                                           -----------
Household-Major Appliances (0.5%):
  9,000     Whirlpool Corp................    455,625
                                           -----------
Household Products (0.5%):
  2,500     Unilever New York Shares......    394,062
                                           -----------
Insurance (3.0%):
 14,000     American General Corp.........    528,500
 18,500     Lincoln National Corp.........    811,687
 28,000     SAFECO Corp...................    980,000
  7,500     USLIFE Corp...................    225,000
                                           -----------
                                            2,545,187
                                           -----------
Leisure Time Industry (0.3%):
  7,500     Hasbro, Inc...................    278,437
                                           -----------
Metal Fabrication (0.6%):
 15,000     Trinity Industries............    500,625
                                           -----------
Motor Vehicles (0.4%):
 11,000     Ford Motor Co.................    343,750
                                           -----------
Multiple Industry (0.7%):
 12,500     Corning Glass.................    487,500
  7,000     Hanson Trust ADR..............     86,625
                                           -----------
                                              574,125
                                           -----------
Petroleum (4.2%):
  6,000     Ashland, Inc..................    238,500
  4,400     Atlantic Richfield Co.........    561,000
  8,000     Chevron Corp..................    501,000
  5,500     Mobil Corp....................    636,625
 28,000     Phillips Petroleum Co.........  1,197,000
  2,500     Royal Dutch Petroleum Co......    390,313
                                           -----------
                                            3,524,438
                                           -----------
Pharmaceuticals (2.5%):
 12,000     Bristol Myers Squibb Co.......  1,156,500
 15,000     Schering Plough Corp..........    922,500
                                           -----------
                                            2,079,000
                                           -----------
Publishing (1.1%):
  4,000     Gannett Co., Inc..............    281,500


                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS AOOEARS HERE]

                                                                   BALANCED FUND

                               SEPTEMBER 30, 1996

 Shares
   or
Principal             Security                      Market
 Amount              Description                    Value
---------- -----------------------------------    -----------
COMMON STOCKS, CONTINUED:
Publishing, continued:
    8,000  Tribune Co.........................     $  624,000
                                                  -----------
                                                      905,500
                                                  -----------
Railroad (0.6%):
    5,500  Norfolk Southern Corp..............        502,563
                                                  -----------
Retail (2.5%):
   15,000  Dayton Hudson Corp.................        495,000
    7,500  J.C. Penney, Inc...................        405,937
    7,000  May Department Stores Co...........        340,375
   11,000  Melville Corp......................        485,375
   11,300  Rite-Aid...........................        409,625
                                                  -----------
                                                    2,136,312
                                                  -----------
Securities Brokers & Dealers (0.4%):
   11,000  AG Edwards.........................        320,375
                                                  -----------
Tobacco (0.7%):
    7,000  Philip Morris Cos., Inc............        628,250
                                                  -----------
Trucking & Shipping (0.2%):
    5,500  Alexander & Baldwin................        134,750
                                                  -----------
Utilities-Electric (1.5%):
    6,000  American Electric Power, Inc.......        243,750
    2,500  Duke Power Co......................        116,562
   11,000  FPL Group, Inc.....................        475,750
   16,000  Scana Corp.........................        420,000
                                                  -----------
                                                    1,256,062
                                                  -----------
Utilities-Gas (2.0%):
   25,000  NICOR, Inc.........................        843,750
   16,000  Williams Cos., Inc.................        816,000
                                                  -----------
                                                    1,659,750
                                                  -----------
Utilities-Telephone (1.7%):
    6,600  Ameritech Corp.....................        347,325
    4,000  AT&T Corp..........................        209,000
   22,000  Sprint Corp........................        855,250
                                                  -----------
                                                    1,411,575
                                                  -----------

   Total Common Stocks                             36,583,325
                                                  -----------
PASS-THROUGH MORTGAGE SECURITIES (4.6%):
Federal Home Loan Mortgage Corp.:
$  960,527    7.50%, 7/1/07, Pool # E00108....     $  970,133

Federal National Mortgage Assoc.:
 1,423,123    6.50%, 1/1/09, Pool # 50974.....      1,386,648
 1,510,469    7.00%, 5/1/09, Pool # 250055....      1,498,657
                                                  -----------
   Total Pass-through Mortgage Securities.....      3,855,438
                                                  -----------

U.S. TREASURY BONDS (6.4%):
 1,500,000   11.13%, 8/15/03..................      1,868,040
 3,000,000    9.38%, 2/15/06..................      3,554,220
                                                  -----------
   Total U.S. Treasury Bonds                        5,422,260
                                                  -----------
U.S. TREASURY NOTES (39.5%)
 2,000,000   7.13%, 10/15/98..................      2,039,040
 4,000,000   8.00%,  8/15/99..................      4,175,600
 4,000,000   8.50%, 11/15/00..................      4,295,600
 3,500,000   7.75%,  2/15/01..................      3,671,080
 2,500,000   7.50%, 11/15/01..................      2,607,825
 2,500,000   7.50%,  5/15/02..................      2,616,675
 2,500,000   6.38%,  8/15/02..................      2,481,950
 2,500,000   6.25%,  2/15/03..................      2,458,350
 2,500,000   7.25%,  5/15/04..................      2,588,250
 3,000,000   7.88%, 11/15/04..................      3,223,560
 2,000,000   7.50%,  2/15/05..................      2,103,660
 1,000,000   6.50%,  8/15/05..................        986,690
                                                  -----------
    Total U.S. Treasury Notes                      33,248,280
                                                  -----------
INVESTMENT COMPANIES (5.5%):
 2,171,201   Federated Cash Reserves U.S.
              Treasury Fund...................      2,171,201

2,441,042   Federated Short-Term U.S.
              Government Trust................      2,441,042
                                                  -----------
    Total Investment Companies................      4,612,243
                                                  -----------
    Total (Cost-$75,172,426)(a)...............   $ 83,721,546
                                                  ===========

-----------
Percentages indicated are based on net assets of $84,168,595.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation..........  $ 9,450,507
             Unrealized depreciation..........     (901,387)
                                                 ----------
             Net unrealized appreciation......  $ 8,549,120
                                                 ==========

ADR - American Depository Receipt

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996


 Shares
   or
Principal             Security                         Market
 Amount              Description                       Value
----------  ------------------------------           -----------
COMMON STOCKS (93.4%):
Advertising (0.2%):
    7,400   Leap Group Inc.(b).....................  $    75,850
                                                     -----------
Beverages (0.8%):
   20,000   Boston Beer Co., Inc.(b)...............      387,500
                                                     -----------
Business Services (9.3%):
   36,000   Accustaff, Inc.(b).....................      931,500
   14,000   Acxiom Corp.(b)........................      575,750
   19,400   APAC Teleservices, Inc.(b).............      994,250
   16,600   Norrell Corp...........................      522,900
   13,000   Robert Half International, Inc. (b)....      479,375
   19,600   Sitel Corp.(b).........................      872,200
                                                     -----------
                                                       4,375,975
                                                     -----------
Commercial Goods & Services (3.9%):
    9,000   Access Health, Inc.(b).................      506,250
   11,450   Apollo Group, Inc.(b)..................      306,287
   23,100   Cambridge Technology Partners,
             Inc.(b)...............................      698,775
   13,800   Wackenhut Corrections Corp.(b).........      307,050
                                                     -----------
                                                       1,818,362
                                                     -----------
Commercial Services (2.2%):
    2,000   Abacus Direct Corp.(b).................       39,000
   14,800   May & Speh, Inc.(b)....................      296,000
   17,600   Precision Response Corp.(b)............      677,600
      400   Vincam Group, Inc.(b)..................       15,300
                                                     -----------
                                                       1,027,900
                                                     -----------
Computer Hardware (0.6%):

   10,100   Network Appliance, Inc.(b).............      303,000
                                                     -----------
Computer Software (17.5%):
   13,400   Aspen Technologies, Inc.(b)............      907,850
    3,000   Baan Co. NV(b).........................      100,125
   10,200   Bisys Group, Inc.(b)...................      418,200
   17,900   CBT Group PLC ADR(b)...................      841,300
    3,500   Citrix Systems, Inc.(b)................      174,563
    6,000   Electronics for Imaging, Inc.(b).......      430,500
    3,700   HCIA, Inc.(b)..........................      222,000
   17,600   Legato Systems, Inc.(b)................      836,000
   13,900   Manugistics Group, Inc.(b).............      559,475
   12,500   National Techteam Inc.(b)..............      339,063
   12,400   Pegasystems Inc.(b)....................      322,400
   16,600   Rational Software Corp.(b).............      566,475
   20,000   Saville Systems ADR(b).................      705,000
   12,700   Transaction Systems Architects,
             Inc.(b)...............................      536,575
    5,400   Vantive Corp.(b).......................      349,650
   12,000   Veritas Software Corp.(b)..............      849,000
    4,200   Xionics Document Technologies,
             Inc.(b)...............................       59,850
                                                     -----------
                                                       8,218,026
                                                     -----------
Computers (2.9%):
   17,900   Converse Technology, Inc.(b)...........      695,862
   18,500   Technology Solutions Co.(b)............      645,188
                                                     -----------
                                                       1,341,050
                                                     -----------
Construction Materials (1.7%):
   23,700   Systemsoft Corp.(b)....................      811,725
                                                     -----------
Consumer Goods & Services (1.0%):
    5,600   Gemstar International Group
             Limited(b)............................      165,200
    7,500   USA Detergents, Inc.(b)................      298,125
                                                     -----------
                                                         463,325
                                                     -----------
Distribution Services (0.5%):
   20,000   Keystone Automotive Industries,
             Inc.(b)...............................      245,000
                                                     -----------
Electronics (3.2%):
    9,300   Dynatech Corp.(b)......................      425,475
    8,300   Sawtek, Inc.(b)........................      215,800
   10,400   Ultrak, Inc.(b)........................      286,000
   14,600   Vitesse Semiconductor Corp.(b).........      563,925
                                                     -----------
                                                       1,491,200
                                                     -----------
Entertainment (1.2%):
   16,725   Regal Cinemas, Inc.(b).................      418,125
    6,000   Speedway Motorsports, Inc.(b)..........      157,500
                                                     -----------
                                                         575,625
                                                     -----------
Environmental Services (2.9%):
   16,666   Continental Waste Industries,
              Inc.(b)..............................      372,902
   16,800   United Waste Systems, Inc.(b)..........      583,800
   13,090   USA Waste Services, Inc.(b)............      412,335
                                                     -----------
                                                       1,369,037
                                                     -----------
Financial Services (5.4%):
   15,000   Aames Financial Corp...................      755,625

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND

                               SEPTEMBER 30, 1996


 Shares
   or
Principal             Security               Market
 Amount              Description             Value
---------   ---------------------------    ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
18,500      Amresco, Inc.................. $  423,188
10,300      Cityscape Financial Corp.(b)..    272,950
 7,000      Envoy Corp.(b)................    271,250
10,500      IMC Mortgage Co.(b)...........    336,000
 9,250      The Money Store, Inc..........    245,125
11,000      Oxford Resources Corp.,
              Class A(b)..................    235,125
                                           ----------
                                            2,539,263
                                           ----------
Health Care--General (0.2%):

 2,000      CRA Managed Care, Inc.(b).....    108,000
                                           ----------
Homebuilders--Mobile Homes (1.6%):
14,000      Oakwood Homes.................    385,000
22,500      Southern Energy Homes, Inc.(b)    360,000
                                           ----------
                                              745,000
                                           ----------
Hospital Supply & Management (0.2%):
 3,500      FPA Medical Management, Inc.(b)    92,313
                                           ----------
Hotel Management & Related Services (0.3%):
 7,350      Studio Plus Hotels, Inc.(b)...    121,275
                                           ----------
Hotels & Gaming (0.8%):
10,000      Doubletre Corp.(b)............    398,750
                                           ----------
Insurance (1.5%):
15,000      HCC Insurance Holdings, Inc...    433,125
 7,600      United Dental Care, Inc.(b)...    274,550
                                           ----------
                                              707,675
                                           ----------
Leisure Time Industry (0.8%):
14,200      The North Face, Inc.(b).......    401,150
                                           ----------
Manufactured Housing (0.9%):
18,000      Champion Enterprises, Inc.(b).    407,250
                                           ----------
Medical (2.7%):
10,800      Clintrial Research(b).........    440,100
 6,400      Quintiles Transnational Corp.(b)  468,800
10,000      Serologicals Corp.(b).........    347,500
                                           ----------
                                            1,256,400
                                           ----------
Medical--Hospital Management & Services (5.5%):
16,000      NCS Healthcare, Inc., Class A(b)  502,000
11,300      Occusystems, Inc.(b)..........    339,000
 5,200      Omnicare, Inc.................    158,600
14,000      Orthodontic Centers of
              America, Inc.(b)............    285,250
12,700      Pediatrix Medical Group, Inc.(b)  630,237
 8,025      Phycor, Inc...................    305,452
11,600      Renal Treatment Centers, Inc.(b)  385,700
                                           ----------
                                            2,606,239
                                           ----------
Medical Equipment & Supplies (0.6%):
 6,600      MiniMed Inc.(b)...............    165,825
 6,000      Techne Corp.(b)...............    140,250
                                           ----------
                                              306,075
                                           ----------
Oil & Gas (1.1%):
 7,200      Marine Drilling Co., Inc.(b)..     69,300
 5,000      Reading & Bates Corp.(b)......    135,625
 6,000      Seacor Holdings(b)............    304,500
                                           ----------
                                              509,425
                                           ----------
Pharmaceuticals (6.6%):
26,000      Dura Pharmaceuticals, Inc.(b).    958,750
23,250      Jones Medical Industries, Inc.  1,127,625
 9,250      Medicis Pharmaceutical Corp.(b)   446,312
 3,000      Noven Pharmaceuticals(b)......     37,875
 8,300      Parexel International Corp.(b)    522,900
                                           ----------
                                            3,093,462
                                           ----------
Publishing (0.5%):
 7,000      Gartner Group, Inc.(b)........    238,000
                                           ----------
Restaurants (4.7%):
 5,400      CKE Restaurants, Inc..........    166,050
14,000      Einstein/Noah Bagel Corp.(b)..    430,500
17,000      Landry's Seafood Restaurants(b)   425,000
16,050      Logan Roadhouse, Inc.(b)......    323,006
 9,150      Papa John's International,Inc.(b) 480,375
13,000      Quality Dining, Inc.(b).......    370,500
                                           ----------
                                            2,195,431
                                           ----------
Retail (5.9%):
   600      Cost Plus, Inc.(b)............     13,875
 5,400      Gadzooks, Inc.(b).............    187,650
 4,400      Gargoyles, Inc.(b)............     90,475
 3,000      Global Directmail Corp.(b)....    143,250
 7,400      Inacom Corp.(b)...............    253,450
 5,100      Just For Feet, Inc.(b)........    255,638
 2,000      Oakley, Inc.(b)...............     85,000
 7,000      Pacific Sunwear of California.    230,125
 9,000      Petco Animal Supplies, Inc.(b)    245,250
16,400      Rexall Sundown, Inc.(b).......    598,600
 6,000      The Finish Line, Inc.(b)......    285,000

                                    Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND

                               SEPTEMBER 30, 1996

 Shares
   or
Principal             Security                          Market
 Amount              Description                         Value
----------  ----------------------------------------- -----------
COMMON STOCKS, CONTINUED:
Retail, continued:
  11,000         West Marie Inc.(b).................. $   363,000
                                                      -----------
                                                        2,751,313
                                                      -----------
Telecommunications (3.3%):
   3,300         Boston Communications Group(b)......      53,625
   8,400         DSP Communications, Inc.(b).........     469,350
   9,000         Natural Microsystems Corp.(b).......     433,125
   8,500         P-COM, Inc.(b)......................     210,375
  13,700         Tel-Save Holdings, Inc.(b)..........     393,875
                                                      -----------
                                                        1,560,350
                                                      -----------
Textile (1.6%):
   3,400         Donna Karan Intl, Inc.(b)...........      77,775
   9,000         Nautica Enterprises, Inc.(b)........     290,250
   7,600         St. John Knits, Inc.................     380,950
                                                      -----------
                                                          748,975
                                                      -----------
Transportation (1.3%):
   4,800         American Medical Response, Inc.(b)..     172,800
  12,000         Rural/Metro Corp.(b)................     438,000
                                                      -----------
                                                          610,800
                                                      -----------
  Total Common Stocks                                  43,900,721
                                                      -----------
U.S. GOVERNMENT AGENCIES (7.7%):
Federal Home Loan Mortgage Corp.:
$3,630,000 10/1/96................................... $ 3,629,454
                                                      -----------
  Total U.S. Government Agencies                        3,629,454
                                                      -----------
  Total (Cost-$31,600,228)(a)                         $47,530,175
                                                      ===========

----------
Percentages indicated are based on net assets of $46,985,400.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
               Unrealized appreciation              $16,418,979
               Unrealized depreciation                 (489,032)
                                                    -----------
               Net unrealized appreciation          $15,929,947
                                                    ===========
(b)Represents non-income producing securities.

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996

1.  ORGANIZATION:

    The BB&T Mutual Funds Group ("The Group") was organized on October 1, 1987 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

    The Group is authorized to issue an unlimited number of shares without par value. The Group offers shares of the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund and the Small Company Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). The Group offers three classes of shares: Class A Shares, Class B Shares, and Trust Shares. Class A Shares are offered with a front-end sales charge on the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund and the Small Company Growth Fund (collectively, "the variable net asset funds"). Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held in accordance with the Prospec-tus Prospectus. Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares and Class B Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Group may be made to customers of Branch Banking & Trust Company (BB&T) and its affiliates, to all accounts of correspondent banks of BB&T and to the general public. BB&T serves as investment adviser to the Group.

    The U.S. Treasury Money Market Fund (the "money market fund") seeks current income with liquidity and stability of principle. The Short-Intermediate U.S. Government Income Fund and the Intermediate U.S. Government Bond Fund seek current income consistent with preservation of capital. The North Carolina Intermediate Tax-Free Fund seeks to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. The Growth and Income Stock Fund seeks capital growth, current income or both. The Balanced Fund seeks long-term capital growth and current income. The Small Company Growth Fund seeks long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

    Investments of the money market fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition the


                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996





    U.S. Treasury Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

    Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securi-ties of the variable net asset funds are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

    SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    WHEN-ISSUED AND FORWARD COMMITMENTS:

    The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

    REPURCHASE AGREEMENTS:

    Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS TO SHAREHOLDERS:

    Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund and the North Carolina Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996

    monthly for the Growth and Income Stock Fund and the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Small Company Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

    FEDERAL INCOME TAXES:

    It is the policy of each Fund of the Group to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Group are prorated to the Funds on the basis of relative net assets. All expenses in connection with the Small Company Growth Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the initial public offering.

3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 1996 are as follows:

                                                                        Purchases             Sales
                                                                        ---------             -----
    Short-Intermediate U.S. Government Income Fund................    $ 47,303,841         $30,588,880
    Intermediate U.S. Government Bond Fund........................    $122,080,365         $79,358,988
    North Carolina Intermediate Tax-Free Fund.....................    $  8,627,355         $ 7,219,005
    Growth and Income Stock Fund..................................    $ 76,878,732         $38,074,744
    Balanced Fund.................................................    $ 31,689,074         $13,676,157
    Small Company Growth Fund.....................................    $ 35,554,010         $19,820,616


4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Group by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Pursuant to a Sub-Advisory Agreement with BB&T, PNC Bank manages the Small Company Growth Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For its services, PNC Bank is entitled to a fee, payable by BB&T, at the following annual rates as a percentage of the average daily net


                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996

    assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of net assets in excess of $50 million and less than or equal to $100 million, and (3) 0.40% of net assets in excess of $100 million.

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. Fees payable to BISYS for administration services are established under terms of the administration contract at the annual rate of 0.20% as a percentage of the average daily net assets of each Fund. BISYS Ohio, serves the Funds as transfer agent and mutual fund accountant.

    The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% and 1.00% of the average daily net assets of the Class A Shares and Class B Shares, respectively. The fees may be used by BISYS to pay banks, including the adviser, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset funds. For the year ended September 30, 1996, BISYS received $730,054 from commissions earned on sales of shares of the Funds' variable net asset value funds, of which $693,683 was allowed to affiliated broker/dealers of the Funds.

    BB&T and BISYS may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios.

    Information regarding these transactions is as follows for the year ended September 30, 1996.

                                                                      Administration  Distribution
                                         Investment Advisory Fees          Fees           Fees
                                      ------------------------------- --------------- -------------
                                          (As a                                                     Transfer Agent
                                       Percentage       Voluntary       Voluntary      Voluntary          and
                                       of Average          Fee             Fee            Fee         Mutual Fund
                                       Net Assets)      Reductions      Reductions     Reductions   Accounting Fees
                                      --------------  --------------- --------------- ------------- ----------------
U.S. Treasury Money Market Fund                0.40%                                       $56,370         $138,570
Short-Intermediate U.S. Government
  Income Fund                                  0.60%        $ 57,944                       $16,727         $ 88,537
Intermediate U.S. Government
  Bond Fund                                    0.60%        $106,977                       $10,876         $112,686
North Carolina Intermediate Tax-
  Free Fund                                    0.60%        $ 35,889         $17,942       $31,563         $ 71,503
Growth and Income Stock Fund                   0.74%        $484,272                       $36,674         $178,406
Balanced Fund                                  0.74%        $178,695                       $28,058         $126,691
Small Company Growth
Fund.....................................      1.00%        $    796                       $ 9,430         $126,517





                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                              SEPTEMBER 30, 1996

5.  CAPITAL SHARE TRANSACTIONS:

    Transactions in capital shares for the Group were as follows:


                                                                 U.S. Treasury                      Short Intermediate U.S.
                                                               Money Market Fund                    Government Income Fund
                                                         -------------------------------      ---------------------------------
                                                            For the           For the             For the           For the
                                                              year              year                year              year
                                                             ended             ended               ended             ended
                                                           September 30,    September 30,       September 30,     September 30,
                                                              1996              1995                1996              1995
                                                         ---------------  --------------      ---------------  ---------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued........................... $    61,519,685  $   39,015,125      $       780,331  $       238,092
  Dividends reinvested..................................         893,083         235,433              292,456          335,908
  Cost of shares redeemed...............................     (48,429,306)    (26,788,169)          (1,717,615)      (4,008,351)
                                                         ---------------  --------------      ---------------  ---------------
  Change in net assets from Class A share transactions.. $    13,983,462  $   12,462,389      $      (644,828) $     (3,434,35)
                                                         ===============  ==============      ===============  ===============

CLASS B SHARES (a):
  Proceeds from shares issued........................... $     1,957,034              --
  Dividends reinvested..................................          16,070              --
  Cost of shares redeemed...............................        (668,319)             --
                                                         ---------------  --------------
  Change in net assets from Class B share transactions.. $     1,304,785              --
                                                         ===============  ==============

TRUST SHARES:
  Proceeds from shares issued........................... $   386,470,057  $  374,968,721      $    31,220,980  $    16,404,699
  Dividends reinvested..................................         812,451         271,605            1,155,628          442,352
  Cost of shares redeemed...............................    (301,391,098)   (332,621,347)         (14,011,731)     (11,377,406)
                                                         ---------------  --------------      ---------------  ---------------
  Change in net assets from Trust share transactions.... $    85,891,410  $   42,618,979      $    18,364,877  $     5,469,645
                                                         ===============  ==============      ===============  ===============

SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued................................................      61,519,685      39,015,125               79,521           24,465
  Reinvested............................................         893,083         235,433               29,675           34,730
  Redeemed..............................................     (48,429,306)    (26,788,169)            (174,736)        (417,677)
                                                         ---------------  --------------      ---------------  ---------------
  Change in Class A Shares..............................      13,983,462      12,462,389              (65,540)        (358,482)
                                                         ===============  ==============      ===============  ===============


CLASS B SHARES (a):
  Issued................................................       1,957,034              --
  Reinvested............................................          16,070              --
  Redeemed..............................................        (668,319)             --
                                                         ---------------  --------------
  Change in Class B Shares..............................       1,304,785              --
                                                         ===============  ==============


TRUST SHARES:
  Issued................................................     386,470,057     374,968,721            3,184,600        1,694,015
  Reinvested............................................         812,451         271,605              117,290           45,400
  Redeemed..............................................    (301,391,098)   (332,621,347)          (1,422,732)      (1,163,774)
                                                         ---------------  --------------      ---------------  ---------------
  Change in Trust Shares................................      85,891,410      42,618,979            1,879,158          575,641
                                                         ===============  ==============      ===============  ===============

(a) The Fund commenced offering Class B Shares January 1, 1996.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996

                                                                            Intermediate U.S.            North Carolina
                                                                           Government Bond Fund     Intermediate Tax-Free Fund
                                                                        --------------------------- ---------------------------
                                                                          For the       For the       For the       For the
                                                                            year          year          year          year
                                                                            ended         ended         ended         ended
                                                                        September 30, September 30, September 30, September 30,
                                                                            1996          1995          1996          1995
                                                                        ------------- ------------- ------------- -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued.......................................... $    923,832  $    322,927  $ 1,510,448  $    560,783
  Dividends reinvested.................................................      207,800       320,094      268,478       278,140
  Cost of shares redeemed..............................................   (2,521,905)   (2,597,921)  (1,143,115)   (3,505,541)
                                                                        ------------  ------------  -----------  ------------
  Change in net assets from Class A share transactions................. $ (1,390,273) $ (1,954,900) $   635,811  $ (2,666,618)
                                                                        ============  ============  ===========  ============
CLASS B SHARES(a):
  Proceeds from shares issued.......................................... $    359,519            --
  Dividends reinvested.................................................        5,665            --
  Cost of shares redeemed..............................................       (8,010)           --
                                                                        ------------  ------------
  Change in net assets from Class B share transactions................. $    357,174            --
                                                                        ============  ============
TRUST SHARES:
  Proceeds from shares issued.......................................... $ 65,562,100  $ 22,848,117  $10,310,221  $ 10,356,196
  Dividends reinvested.................................................    4,476,007     3,609,746           --            21
  Cost of shares redeemed..............................................  (25,629,116)  (20,612,492)  (9,700,110)  (11,141,267)
                                                                        ------------  ------------  -----------  ------------
  Change in net assets from Trust share transactions................... $ 44,408,991  $  5,845,371  $   610,111  $   (785,050)
                                                                        ============  ============  ===========  ============
SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued...............................................................       93,847        34,521      149,219        56,493
  Reinvested...........................................................       21,069        33,838       26,506        28,264
  Redeemed.............................................................     (258,458)     (270,549)    (112,758)     (358,791)
                                                                        ------------  ------------  -----------  ------------
  Change in Class A Shares.............................................     (143,542)     (202,190)      62,967      (274,034)
                                                                        ============  ============  ===========  ============
CLASS B SHARES(a):
  Issued...............................................................       37,041            --
  Reinvested...........................................................          591            --
  Redeemed.............................................................         (841)           --
                                                                        ------------  ------------
  Change in Class B Shares.............................................       36,791            --
                                                                        ============  ============
TRUST SHARES:
  Issued...............................................................    6,626,544     2,385,380    1,022,116     1,051,141
  Reinvested...........................................................      456,830       380,169           --             2
  Redeemed.............................................................   (2,617,022)   (2,149,882)    (958,821)   (1,121,892)
                                                                        ------------  ------------  -----------  ------------
  Change in Trust Shares...............................................    4,466,352       615,667       63,295       (70,749)
                                                                        ============  ============  ===========  ============

(a)  The Fund commenced offering Class B Shares January 1, 1996.

                                    Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996

                                                                   Growth and Income
                                                                       Stock Fund                     Balanced Fund
                                                             --------------------------------   ----------------------------
                                                               For the           For the          For the         For the
                                                                 year             year             year            year
                                                                ended             ended            ended          ended
                                                             September 30,     September 30,   September 30,   September 30,
                                                                 1996              1995            1996           1995
                                                             -------------     -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
    Proceeds from shares issued............................  $  6,811,567      $  2,464,804     $  3,871,025   $  1,398,339
    Dividends reinvested...................................       338,523           378,623          402,738        350,315
    Cost of shares redeemed................................    (1,427,065)       (1,270,600)      (1,928,670)    (2,079,598)
                                                             ------------      ------------    -------------   ------------
    Change in net assets from Class A share transactions...  $  5,723,025      $  1,572,827    $   2,345,093   $   (330,944)
                                                             ============      ============    =============   ============
CLASS B SHARES(a):
    Proceeds from shares issued............................  $  3,738,136                --    $   2,332,596             --
    Dividends reinvested...................................        17,476                --           33,079             --
    Cost of shares redeemed................................       (82,260)               --          (77,715)            --
                                                             ------------      ------------    -------------   ------------
    Change in net assets from Class B share transactions...  $  3,673,352                --    $   2,287,960             --
                                                             ============      ============    =============   ============
TRUST SHARES:
    Proceeds from shares issued............................  $ 68,337,109      $ 55,223,550    $  24,146,440   $ 16,641,644
    Dividends reinvested...................................     3,190,245         2,718,414        2,035,268      1,240,565
    Cost of shares redeemed................................   (40,729,870)      (18,077,195)     (11,407,119)   (12,868,123)
                                                             ------------      ------------    -------------  -------------
    Change in net assets from Trust share transactions.....  $ 30,797,484      $ 39,864,769    $  14,774,589  $   5,014,086
                                                             ============      ===========     =============  =============
SHARE TRANSACTIONS:
CLASS A SHARES:
    Issued.................................................       477,889           205,305         334,248         133,311
    Reinvested.............................................        24,085            33,975          34,933          34,562
    Redeemed...............................................      (100,847)         (111,033)       (166,329)       (206,078)
                                                             ------------      ------------   -------------   -------------
    Change in Class A Shares...............................       401,127           128,247         202,852         (38,205)
                                                             ============      ============   =============   =============
CLASS B SHARES(a):
    Issued.................................................       258,055                --         200,160              --
    Reinvested.............................................         1,200                --           2,850              --
    Redeemed...............................................        (5,567)               --          (6,712)             --
                                                             ------------      ------------   -------------   -------------
    Change in Class B Shares...............................       253,688                --         196,298              --
                                                             ============      ============   =============   =============
TRUST SHARES:
    Issued.................................................     4,851,989         4,568,816       2,102,026       1,585,694
    Reinvested.............................................       227,034           241,896         177,017         122,297
    Redeemed...............................................    (2,820,394)       (1,522,571)       (986,873)     (1,263,619)
                                                             ------------      ------------   -------------   -------------
    Change in Trust Shares.................................     2,258,629         3,288,141       1,292,170         444,372
                                                             ============      ============   =============   =============

(a) The Fund commenced offering Class B Shares January 1, 1996.






                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996



                                                                                    Small Company Growth Fund
                                                                                  ------------------------------
                                                                                    For the     For the period
                                                                                     year       December 7,1994
                                                                                    ended             to
                                                                                  September 30,  September 30,
                                                                                      1996          1995(a)
                                                                                  ------------- ----------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
    Proceeds from shares issued................................................... $ 5,198,893     $  938,909
    Dividends reinvested..........................................................          -              -
    Cost of shares redeemed.......................................................    (321,183)       (30,211)
                                                                                   -----------     ----------
    Change in net assets from Class A share transactions.......................... $ 4,877,710     $  908,698
                                                                                   ===========     ===========
CLASS B SHARES(b):
    Proceeds from shares issued................................................... $ 2,870,037              -
    Dividends reinvested..........................................................           -              -
    Cost of shares redeemed.......................................................     (41,375)             -
                                                                                   -----------     -----------
    Change in net assets from Class B share transactions.......................... $ 2,828,662              -
                                                                                   ===========     ===========
TRUST SHARES:
    Proceeds from shares issued................................................... $14,870,042    $14,250,426
    Dividends reinvested..........................................................           -              -
    Cost of shares redeemed.......................................................  (5,559,535)      (525,922)
                                                                                   -----------    -----------
    Change in net assets from Trust share transactions............................$ 9,310,507    $ 13,724,504
                                                                                   ===========     ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
    Issued........................................................................    294,124          77,577
    Reinvested....................................................................          -               -
    Redeemed......................................................................    (17,579)         (2,151)
                                                                                   ----------      -----------
    Change in Class A Shares......................................................    276,545          75,426
                                                                                   ===========     ===========
CLASS B SHARES(b):
    Issued........................................................................    155,105               -
    Reinvested....................................................................          -               -
    Redeemed......................................................................     (2,142)              -
                                                                                   ----------      -----------
    Change in Class B Shares......................................................    152,963               -
                                                                                   ===========     ===========
TRUST SHARES:
    Issued........................................................................    848,861       1,203,246
    Reinvested....................................................................          -               -
    Redeemed......................................................................   (295,847)        (38,862)
                                                                                   ----------      -----------
    Change in Trust Shares........................................................    553,014       1,164,384
                                                                                   ===========     ===========

(a) Period from commencement of operations.
(b) The Fund commenced offering Class B Shares January 1, 1996.

                                   Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                               SEPTEMBER 30, 1996


6.  FEDERAL INCOME TAXES:

    The Growth & Income Stock Fund declared $1,121,729 in capital gain dividend distributions from long-term capital gains for the year ended September 30, 1996.

    At September 30, 1996, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any:


                                       SHORT INTERMEDIATE   NORTH CAROLINA         SMALL          INTERMEDIATE
                                         U.S. GOVERNMENT     INTERMEDIATE         COMPANY       U.S. GOVERNMENT
                                           INCOME FUND      TAX-FREE FUND       GROWTH FUND        BOND FUND
                                        -----------------  -----------------  ---------------  ------------------
    Expires in 2004..............                               $ 77,950           $172,143         $1,274,796
    Expires in 2003..............           $312,074                                                $   16,562
    Expires in 2002..............           $990,728

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended September 30, 1997. The following Funds had such losses:

                                        SHORT INTERMEDIATE    NORTH CAROLINA       INTERMEDIATE
                                         U.S. GOVERNMENT       INTERMEDIATE      U.S. GOVERNMENT
                                           INCOME FUND        TAX-FREE FUND         BOND FUND
                                        -------------------  -----------------  -------------------
    Post October Loss Deferred...            $156,556            $47,072             $631,270

7.  ELIGIBLE DISTRIBUTIONS (UNAUDITED):

    For the taxable year ended September 30, 1996, 100.00% and 33.71% of the income dividends paid by the Growth and Income Stock Fund and the Balanced Fund, respectively, qualify for the dividends received deduction available to corporations.

8.  EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

    The BB&T Mutual Funds Group designates the following exempt-interest dividends for the North Carolina Intermediate Tax-Free Fund's taxable year ended September 30, 1996:

    Exempt-Interest Dividends...........................        $1,681,672
    Exempt-Interest Dividends Per Share - Class A.......        $    0.362
    Exempt-Interest Dividends Per Share - Trust.........        $    0.377

    100% of the exempt interest income for the North Carolina Intermediate Tax-Free Fund's taxable year ended September 30, 1996 was from North Carolina securities.

                                    Continued

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS


                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                        --------------------------------------------------     OCTOBER 5, 1992 TO
                                              1996             1995              1994        SEPTEMBER 30, 1993 (a)
                                        ----------------   --------------    -------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........ $  1.00         $  1.00           $   1.00            $  1.00
                                             -------         -------           --------            -------
INVESTMENT ACTIVITIES
  Net investment income.....................   0.044           0.047              0.027              0.026
                                             -------         -------           --------            -------
    Total from Investment Activities........   0.044           0.047              0.027              0.026
                                             -------         -------           --------            -------
DISTRIBUTIONS
  Net investment income.....................  (0.044)         (0.047)            (0.027)            (0.026)
                                             -------         -------           --------            -------
    Total Distributions.....................  (0.044)         (0.047)            (0.027)            (0.026)
                                             -------         -------           --------            -------
NET ASSET VALUE, END OF PERIOD.............. $  1.00         $  1.00           $   1.00            $  1.00
                                             =======         =======           ========            =======
Total Return................................    4.49%           4.81%              2.76%              2.60%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........... $27,931         $13,948           $  1,486            $   279
  Ratio of expenses to average net assets...    0.99%           0.98%              0.94%              0.51%(c)
  Ratio of net investment income to
   average net assets.......................    4.37%           4.81%              2.89%              2.58%(c)
  Ratio of expenses to average net assets*..    1.25%           1.24%              1.32%              1.32%(c)
  Ratio of net investment income to
   average net asset*.......................    4.11%           4.55%              2.51%              1.77%(c)

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                        See notes to financial statements

                       [LOGO OF BB&T FUNDS APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS
                                                                                             JANUARY 1, 1996 to
                                                                                             SEPTEMBER 30, 1996 (a)
                                                                                            ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................................   $     1.00
                                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment income .....................................................................        0.025
                                                                                                ----------
      Total from Investment Activities ......................................................        0.025
                                                                                                ----------
DISTRIBUTIONS
  Net investment income .....................................................................       (0.025)
                                                                                                ----------
      Total Distributions ...................................................................       (0.025)
                                                                                                ----------
NET ASSET VALUE, END OF PERIOD ..............................................................   $     1.00
                                                                                                ==========
Total Return (excludes redemption charge) ...................................................         2.53%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000) ...........................................................   $    1,305
  Ratio of expenses to average net assets ...................................................         1.75%(c)
  Ratio of net investment income to average net assets ......................................         3.55%(c)

----------
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Trust Shares







                              FINANCIAL HIGHLIGHTS



                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                       -------------------------------------------------    OCTOBER 5, 1992 TO
                                                            1996             1995            1994         SEPTEMBER 30, 1993 (a)
                                                       -------------    -------------    -------------    ---------------------

NET ASSET VALUE, BEGINNING OF PERIOD ................      $   1.00         $   1.00          $   1.00            $   1.00
                                                           --------         --------          --------            --------
INVESTMENT ACTIVITIES
  Net investment income .............................         0.046            0.050             0.030               0.027
                                                           --------         --------          --------            --------
      Total from Investment Activities ..............         0.046            0.050             0.030               0.027
                                                           --------         --------          --------            --------
DISTRIBUTIONS
  Net investment income .............................        (0.046)          (0.050)           (0.030)             (0.027)
                                                           --------         --------          --------            --------
      Total Distributions ...........................        (0.046)          (0.050)           (0.030)             (0.027)
                                                           --------         --------          --------            --------
NET ASSET VALUE, END OF PERIOD ......................      $   1.00         $   1.00          $   1.00            $   1.00
                                                           ========         ========          ========            ========
Total Return ........................................          4.74%            5.07%             3.01%               2.70%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000) ...................      $205,974         $120,083           $77,464             $74,962
  Ratio of expenses to average net assets ...........          0.75%            0.72%             0.67%               0.38%(c)
  Ratio of net investment income to average
   net assets .......................................          4.63%            4.97%             2.97%               2.71%(c)
  Ratio of expenses to average net assets* ..........          0.75%            0.75%             0.83%               0.81%(c)
  Ratio of net investment income to average
   net assets* ......................................          4.63%            4.95%             2.82%               2.27%(c)

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                 Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                               ---------------------------------------------      NOVEMBER 30, 1992 TO
                                                   1996              1995             1994        SEPTEMBER 30, 1993 (a)
                                               -----------       -----------      ------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $ 9.88           $ 9.60            $ 10.29            $ 10.00
                                                  ------           -------           -------            -------
INVESTMENT ACTIVITIES
  Net investment income.........................    0.55              0.53              0.50               0.47
  Net realized and unrealized losses on
   investments..................................   (0.15)             0.29             (0.68)              0.30
                                                  ------           -------           -------            -------
     Total from Investment Activities...........    0.40              0.82             (0.18)              0.77
                                                  ------           -------           -------            -------
DISTRIBUTIONS
  Net investment income.........................   (0.55)            (0.54)            (0.50)             (0.48)
  Net realized gains............................       -                 -             (0.01)                 -
                                                  ------           -------           -------            -------
     Total Distributions........................   (0.55)            (0.54)            (0.51)             (0.48)
                                                  ------           -------           -------            -------
NET ASSET VALUE, END OF PERIOD..................  $ 9.73           $  9.88           $  9.60            $ 10.29
                                                  ======           =======           =======            =======
Total Return (excludes sales charge)............    4.09%             8.74%            (1.86)%             7.80%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000)..............  $6,356           $ 7,102           $10,345            $14,915
   Ratio of expenses to average net
     assets.....................................    1.19%             1.17%             0.89%              0.56%(c)

   Ratio of net investment income to
     average net assets.........................    5.55%             5.50%             5.01%              5.43%(c)

   Ratio of expenses to average net assets*.....    1.54%             1.58%             1.58%              1.56%(c)

   Ratio of net investment income to
     average net assets*........................    5.20%             5.09%             4.32%              4.42%(c)
   Portfolio turnover(d)........................   54.82%           106.81%             7.06%             14.06%
----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                             --------------------------------------------------     NOVEMBER 30, 1992 TO
                                                  1996              1995             1994          SEPTEMBER 30, 1993 (a)
                                             ----------------   --------------    -------------   -----------------------

NET ASSET VALUE, BEGINNING OF PERIOD............ $  9.89         $   9.61           $ 10.30             $ 10.00
                                                 -------         --------           -------             -------
INVESTMENT ACTIVITIES
  Net Investment Income.........................    0.57             0.56              0.52                0.49
  Net realized and unrealized losses on
    investments.................................   (0.15)            0.28             (0.68)               0.30
                                                 -------         --------           -------             -------
      Total from Investment Activities..........    0.42             0.84             (0.16)               0.79
                                                 -------         --------           -------             -------
DISTRIBUTIONS
  Net investment income.........................   (0.57)           (0.56)            (0.52)              (0.49)
  Net realized gains............................      -                -              (0.01)                 -
                                                 -------         --------           -------             -------
      Total Distributions.......................   (0.57)           (0.56)            (0.53)              (0.49)
                                                 -------         --------           -------             -------
NET ASSET VALUE, END OF PERIOD.................. $  9.74         $   9.89           $  9.61             $  10.30
                                                 =======         ========           =======             =======
Total Return....................................    4.36%            9.01%            (1.66)%              8.01%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)............... $62,621         $ 45,005           $38,208             $34,646
  Ratio of expenses to average net assets.......    0.93%            0.93%             0.71%               0.39%(c)
  Ratio of net investment income to average
    net assets..................................    5.81%            5.78%             5.20%               5.60%(c)
  Ratio of expenses to average net assets*......    1.03%            1.08%             1.08%               1.05%(c)
  Ratio of net investment income to average
    net assets*.................................    5.71%            5.64%             4.83%               4.94%(c)
  Portfolio turnover(d).........................   54.82%          106.81%             7.06%              14.06%

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                        See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                  Class A Shares



                             FINANCIAL HIGHLIGHTS

                                                     FOR THE YEAR ENDED SEPTEMBER 30,
                                              -----------------------------------------------          OCTOBER 9, 1992 TO
                                                  1996              1995             1994            SEPTEMBER 30, 1993 (a)
                                              --------------  ---------------  --------------        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  9.88         $  9.33          $  10.39              $  10.00
                                               -------         -------          --------              --------
INVESTMENT ACTIVITIES
  Net investment income......................     0.56            0.59              0.59                  0.63
  Net realized and unrealized gains
    (losses) on investments..................    (0.25)           0.55             (1.04)                 0.39
                                               -------         -------          --------              --------
    Total from Investment Activities.........     0.31            1.14             (0.45)                 1.02
                                               -------         -------          --------              --------
DISTRIBUTIONS
  Net investment income......................    (0.56)          (0.59)            (0.59)                (0.63)
  Net realized gains.........................       --              --             (0.02)                   --
                                                -------         -------          --------              --------
    Total Distributions......................    (0.56)          (0.59)            (0.61)                (0.63)
                                                -------         -------          --------              --------
NET ASSET VALUE, END OF PERIOD...............  $  9.63         $  9.88          $   9.33              $  10.39
                                               =======          =======          ========              ========
Total Return (excludes sales charge).........     3.17%          12.63%            (4.48)%               10.53%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)............  $ 3,659         $ 5,173          $  6,772              $  5,238
  Ratio of expenses to
    average net assets.......................     1.13%           1.09%             0.96%                 0.59%(c)
  Ratio of net investment income
    to average net assets....................     5.68%           6.22%             6.03%                 6.26%(c)
  Ratio of expenses to
    average net assets*......................     1.48%           1.50%             1.56%                 1.55%(c)
  Ratio of net investment income
    to average net assets*...................     5.33%           5.81%             5.43%                 5.30%(c)
  Portfolio turnover(d)......................    76.29%          68.91%             0.38%                15.27%

----------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.





                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

INTERMEDIATE U.S. GOVERNMENT BOND FUND
Class B Shares

                             FINANCIAL HIGHLIGHTS

                                                         January 1, 1996 to
                                                       September 30, 1996 (a)
                                                       ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................       $10.17
                                                             ------
INVESTMENT ACTIVITIES
   Net investment income..............................         0.31
   Net realized and unrealized losses on investments..        (0.57)
                                                             ------

     Total from Investment Activities.................        (0.26)
                                                             ------
DISTRIBUTIONS
   Net investment income..............................        (0.31)
                                                             ------
     Total Distributions..............................        (0.31)
                                                             ------
NET ASSET VALUE, END OF PERIOD........................       $ 9.60
                                                             ======
Total Return (excludes redemption charge).............        (2.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000).......................       $  353
Ratio of expenses to average net assets...............         1.85%(c)
Ratio of net investment income to average net assets..         5.01%(c)
Ratio of expenses to average net assets*..............         1.95%(c)
Ratio of net investment income to average net assets*.         4.91%(c)
Portfolio turnover(d).................................        76.29%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------     OCTOBER 9, 1992 TO
                                                              1996          1995         1994        SEPTEMBER 30, 1993 (a)
                                                         -------------  ------------ ------------   -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................  $  9.89       $  9.34      $ 10.40            $  10.00
                                                             -------       -------      -------            --------
 INVESTMENT ACTIVITIES
   Net investment income...................................     0.58          0.61         0.62                0.64
   Net realized and unrealized gains (losses)
     on investments........................................    (0.25)         0.55        (1.04)               0.40
                                                             -------       -------      -------            --------
       Total from Investment Activities....................     0.33          1.16        (0.42)               1.04
                                                             -------       -------      -------            --------
DISTRIBUTIONS
   Net investment income...................................    (0.58)        (0.61)       (0.62)              (0.64)
   Net realized gains......................................       --            --        (0.02)                 --
                                                             -------       -------      -------            --------
       Total Distributions.................................    (0.58)        (0.61)       (0.64)              (0.64)
                                                             -------       -------      -------            --------
NET ASSET VALUE, END OF PERIOD.............................  $  9.64       $  9.89      $  9.34            $  10.40
                                                             =======       =======      =======            ========
Total Return...............................................     3.43%        12.91%       (4.23)%             10.76%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000)......................... $119,633       $78,578      $68,451            $ 59,816
   Ratio of expenses to average net assets.................     0.87%         0.85%        0.70%               0.39%(c)
   Ratio of net investment income to average net assets....     5.94%         6.43%        6.27%               6.45%(c)
   Ratio of expenses to average net assets*................     0.97%         1.00%        1.06%               1.03%(c)
   Ratio of net investment income to average net assets*...     5.84%         6.28%        5.91%               5.82%(c)
   Portfolio turnover(d)...................................    76.29%        68.91%        0.38%              15.27%

-------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Class A Shares



                             FINANCIAL HIGHLIGHTS

                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------     OCTOBER 16, 1992 TO
                                                               1996         1995         1994          SEPTEMBER 30, 1993 (a)
                                                           ---------------------------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $10.15       $ 9.78      $ 10.29              $ 10.00
                                                              ------       ------      -------              -------
INVESTMENT ACTIVITIES
  Net investment income..................................       0.36         0.36         0.36                 0.36
  Net realized and unrealized losses on investments......      (0.10)        0.37        (0.50)                0.29
                                                              ------       ------      -------              -------
    Total from Investment Activities.....................       0.26        0.73        (0.14)                 0.65
                                                              ------       ------      -------              -------
DISTRIBUTIONS
  Net investment income..................................      (0.36)      (0.36)       (0.36)                (0.36)
  Net realized gains.....................................         --          --        (0.01)                   --
                                                               ------       ------      -------              -------
    Total Distributions..................................      (0.36)      (0.36)       (0.37)                (0.36)
                                                               ------       ------      -------              -------
NET ASSET VALUE, END OF PERIOD...........................     $10.05      $10.15       $  9.78              $ 10.29
                                                              ======      ======       =======              =======
Total Return (excludes sales charge).....................       2.61%       7.61%        (1.33)%               6.60%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................     $9,261      $8,717       $11,083              $13,695
  Ratio of expenses to average net assets................       1.11%       1.05%         0.75%                0.43%(c)
  Ratio of net investment income to average net assets...       3.58%       3.63%         3.63%                3.80%(c)
  Ratio of expenses to average net assets*...............       1.61%       1.63%         1.66%                1.77%(c)
  Ratio of net investment income to average net assets...       3.08%       3.05%         2.72%                2.45%(c)
  Portfolio turnover(d)..................................      20.90%       9.38%         0.56%                5.92%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.





                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                    Trust Shares







                              FINANCIAL HIGHLIGHTS



                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                   ------------------------------------------    OCTOBER 16, 1992 TO
                                                       1996           1995           1994       SEPTEMBER 30, 1993 (a)
                                                   ------------   ------------   ------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........      $ 10.15        $  9.78        $ 10.29              $ 10.00
                                                     -------        -------        -------              -------
INVESTMENT ACTIVITIES
  Net investment income........................         0.38           0.37           0.38                 0.36
  Net realized and unrealized losses on
    investments................................        (0.10)          0.37          (0.50)                0.29
                                                     -------        -------        -------              -------
      Total from Investment Activities.........         0.28           0.74          (0.12)                0.65
                                                     -------        -------        -------              -------
DISTRIBUTIONS
  Net investment income........................        (0.38)         (0.37)         (0.38)               (0.36)
  Net realized gains...........................           --             --          (0.01)                  --
                                                     -------        -------        -------              -------
      Total Distributions......................        (0.38)         (0.37)         (0.39)               (0.36)
                                                     -------        -------        -------              -------
NET ASSET VALUE, END OF PERIOD.................      $ 10.05        $ 10.15        $  9.78              $ 10.29
                                                     =======        =======        =======              =======
Total Return...................................         2.77%          7.77%         (1.18)%               6.62%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..............      $28,443        $28,091        $27,770              $20,128
  Ratio of expenses to average net assets......         0.96%          0.91%          0.63%                0.42%(c)
  Ratio of net investment income to average
    net assets.................................         3.72%          3.78%          3.77%                3.80%(c)
  Ratio of expenses to average net assets*.....         1.11%          1.13%          1.17%                1.30%(c)
  Ratio of net investment income to average
    net assets*................................         3.57%          3.55%          3.24%                2.92%(c)
  Portfolio turnover(d)........................        20.90%          9.38%          0.56%                5.92%

-----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.








                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Class A Shares



                             FINANCIAL HIGHLIGHTS


                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                           --------------------------------------------------------          OCTOBER 9, 1992 TO
                                                  1996                1995                1994             SEPTEMBER 30, 1993 (a)
                                           ---------------      ---------------     ---------------        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $ 12.97               $ 11.26            $11.26                     $10.00
INVESTMENT ACTIVITIES                       -------               -------            ------                     ------
  Net investment income .................      0.26                  0.25              0.25                       0.28
  Net realized and unrealized gains on
   investments ..........................      2.43                  1.98              0.12                       1.27
                                            -------               -------            ------                     ------
     Total from Investment Activities ...      2.69                  2.23              0.37                       1.55
                                            -------               -------            ------                      -----
DISTRIBUTIONS
  Net investment income  ................     (0.26)                (0.25)            (0.26)                     (0.29)
  Net realized gains ....................     (0.09)                (0.12)            (0.11)                        --
  In excess of net realized gains .......        --                 (0.15)               --                         --
                                            -------                -------           -------
     Total Distributions.................     (0.35)                (0.52)            (0.37)                     (0.29)
                                            -------                -------           -------                    -------
NET ASSET VALUE, END OF PERIOD...........   $ 15.31               $ 12.97            $11.26                     $11.26
                                            =======                =======           =======                    =======
Total Return (excludes sales charge).....     20.97%                20.62%             3.33%                     15.72%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........  $ 18,949               $10,842            $7,973                     $6,009
  Ratio of expenses to average
   net assets............................     1.11%                  1.07%             0.92%                      0.63%(c)
  Ratio of net investment income to
   average net assets....................     1.82%                  2.15%             2.26%                      2.85%(c)
  Ratio of expenses to average
   net assets* ..........................     1.60%                  1.60%             1.65%                      1.68%(c)
  Ratio of net investment income to
   average net assets*...................     1.33%                  1.62%             1.52%                      1.81%(c)
Portfolio turnover(d)....................    19.82%                  8.73%            21.30%                     27.17%
Average commission rate(e)...............  $0.0721

---------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)    Period from commencement of operations.

(b)    Not annualized.

(c)    Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.



                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS

                                                           JANUARY 1, 1996 TO
                                                         SEPTEMBER 30, 1996 (a)
                                                        ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................        $ 13.78
                                                                -------

INVESTMENT ACTIVITIES
   Net investment income................................           0.13
   Net realized and unrealized gains on investments.....           1.52
                                                                -------
     Total from Investment Activities...................           1.65
                                                                -------
DISTRIBUTIONS
   Net investment income................................          (0.14)
                                                                -------
     Total Distributions................................          (0.14)
                                                                -------
NET ASSET VALUE, END OF PERIOD..........................        $ 15.29
                                                                =======
Total Return (excludes redemption charge)...............          12.01%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000)......................        $ 3,880
   Ratio of expenses to average net assets..............           1.85%(c)
   Ratio of net investment income to average
     net assets.........................................           1.13%(c)
   Ratio of expenses to average net assets*.............           2.09%(c)
   Ratio of net investment income to average
     net assets*........................................           0.89%(c)
   Portfolio turnover(d)................................          19.82%
   Average commission rate(e)...........................        $0.0721

_____________
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Trust Shares

                             FINANCIAL HIGHLIGHTS

                                                           For the year ended September 30,
                                                         -----------------------------------       October 9, 1992 to
                                                             1996        1995       1994          September 30, 1993 (a)
                                                         -----------  --------- ------------     ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $  12.99    $  11.28    $ 11.28                 $ 10.00
                                                          --------    --------    -------                 -------
INVESTMENT ACTIVITIES
  Net investment income...............................        0.29        0.28       0.28                    0.30
  Net realized and unrealized gains on investments....        2.44        1.98       0.11                    1.28
                                                          --------    --------    -------                 -------
     Total from Investment Activities.................        2.73        2.26       0.39                    1.58
                                                          --------    --------    -------                 -------
DISTRIBUTIONS
  Net investment income...............................       (0.29)      (0.28)     (0.28)                  (0.30)
  Net realized gains..................................       (0.09)      (0.12)     (0.11)                     --
  In excess of net realized gains.....................          --       (0.15)        --                      --
                                                          --------    --------    -------                 -------
     Total Distributions..............................       (0.38)      (0.55)     (0.39)                  (0.30)
                                                          --------    --------    -------                 -------
NET ASSET VALUE, END OF PERIOD........................    $  15.34    $  12.99    $ 11.28                 $ 11.28
                                                          ========    ========    =======                 =======
Total Return..........................................       21.31%      20.88%      3.58%                  16.06%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).....................    $206,659    $145,603    $89,355                 $82,358
  Ratio of expenses to average net assets.............        0.86%       0.82%      0.66%                   0.40%(c)
  Ratio of net investment income to average
     net assets.......................................        2.07%       2.40%      2.51%                   3.08%(c)
  Ratio of expenses to average net assets*............        1.10%       1.10%      1.15%                   1.17%(c)
  Ratio of net investment income to average net
    assets*...........................................        1.83%       2.11%      2.02%                   2.31%(c)
  Portfolio turnover(d)...............................       19.82%       8.73%     21.30%                  27.17%
  Average commission rate(e)..........................     $0.0721

_________________
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                                   BALANCED FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                              For the year ended September 30,
                                                           -------------------------------------              July 1, 1993 to
                                                                1996        1995        1994               September 30, 1993 (a)
                                                           -------------  --------    ----------         -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................       $ 11.04      $ 9.76     $ 10.20                      $10.00
                                                              -------      ------     -------                      ------
INVESTMENT ACTIVITIES..................................
  Net investment income................................          0.43        0.44        0.38                        0.08
  Net realized and unrealized gains on investments.....          0.92        1.27       (0.44)                       0.21
                                                              -------      ------     --------                     ------
     Total from Investment Activities..................          1.35        1.71       (0.06)                       0.29
                                                              -------      ------     --------                     ------
DISTRIBUTIONS
  Net investment income................................         (0.43)      (0.43)      (0.38)                      (0.09)
                                                              -------      ------     --------                     ------
     Total Distributions...............................         (0.43)      (0.43)      (0.38)                      (0.09)
                                                              -------      ------     --------                     ------
NET ASSET VALUE, END OF PERIOD.........................       $ 11.96      $11.04     $  9.76                      $10.20
                                                              =======      ======     =======                      ======
Total Return (excludes sales charge)...................         12.43%      18.00%      (0.64)%                      2.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)......................       $12,456      $9,257     $ 8,560                      $2,569
  Ratio of expenses to average net assets..............          1.20%       1.17%       0.98%                       0.50%(c)
  Ratio of net investment income to average
     net assets........................................          3.78%       4.27%       4.02%                       4.39%(c)
  Ratio of expenses to average net assets*.............          1.69%       1.71%       1.75%                       2.00%(c)
  Ratio of net investment income to average net assets*          3.29%       3.73%       3.25%                       2.89%(c)
  Portfolio turnover(d)................................         19.87%      23.68%      12.91%                       8.32%
  Average commission rate(e)...........................       $0.0749

---------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

BALANCED FUND
Class B Shares

                              FINANCIAL HIGHLIGHTS


                                                          January 1, 1996 to
                                                        September 30, 1996 (a)
                                                       ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................         $ 11.54
                                                               -------
INVESTMENT ACTIVITIES
  Net investment income...............................            0.27
  Net realized and unrealized gains on investments....            0.37
                                                               -------
    Total from Investment Activities..................            0.64
                                                               -------
DISTRIBUTIONS
  Net investment income...............................           (0.27)
                                                               -------
    Total Distributions...............................           (0.27)
                                                               =======
NET ASSET VALUE, END OF PERIOD........................         $ 11.91
                                                               =======
Total Return (excludes redemption charge).............            5.67%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).....................         $ 2,339
  Ratio of expenses to average net assets.............            1.95%(c)
  Ratio of net investment income to average
     net assets.......................................            3.13%(c)
  Ratio of expenses to average net assets*............            2.18%(c)
  Ratio of net investment income to average
     net assets*......................................            2.90%(c)
  Portfolio turnover(d)...............................           19.87%
  Average commission rate(e)..........................         $0.0749

________
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                                   BALANCED FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                           For the year ended September 30,
                                                          ---------------------------------         July 1, 1993 to
                                                             1996        1995       1994         September 30, 1993 (a)
                                                          ---------   ---------  ----------      ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $ 11.01    $  9.74    $ 10.18              $ 10.00
                                                            -------    -------    -------              -------
INVESTMENT ACTIVITIES
  Net investment income..................................      0.46       0.46       0.40                 0.09
  Net realized and unrealized gains on investments.......      0.92       1.27      (0.44)                0.18
                                                            -------    -------    -------              -------

     Total from Investment Activities....................      1.38       1.73      (0.04)                0.27
                                                            -------    -------    -------              -------

DISTRIBUTIONS
  Net investment income..................................     (0.46)     (0.46)     (0.40)               (0.09)
                                                            -------    -------    -------              -------

     Total Distributions.................................     (0.46)     (0.46)     (0.40)               (0.09)
                                                            -------    -------    -------              -------

NET ASSET VALUE, END OF PERIOD...........................   $ 11.93    $ 11.01    $  9.74              $ 10.18
                                                            =======    =======    =======              =======

Total Return.............................................     12.74%     18.23%     (0.42)%               2.74%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................   $69,374    $49,794    $39,715              $20,374
  Ratio of expenses to average net assets................      0.95%      0.92%      0.73%                0.44%(c)
  Ratio of net investment income to average net assets...      4.03%      4.51%      4.22%                4.44%(c)
  Ratio of expenses to average net assets*...............      1.19%      1.21%      1.25%                1.47%(c)
  Ratio of net investment income to average net assets*..      3.79%      4.22%      3.70%                3.42%(c)
  Portfolio turnover(d)..................................     19.87%     23.68%     12.91%                8.32%
  Average commission rate(e).............................   $0.0749

___________
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS


                                                                            For the year
                                                                               ended
                                                                           September 30,                December 7, 1994 to
                                                                                1996                   September 30, 1995 (a)
                                                                        -------------------           -----------------------

NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $ 14.53                        $10.00
                                                                               -------                        ------
INVESTMENT ACTIVITIES
  Net investment loss....................................................        (0.20)                        (0.08)
  Net realized and unrealized gains on investments.......................         6.73                          4.61
                                                                               -------                        ------

      Total from Investment Activities...................................         6.53                          4.53
                                                                               -------                        ------
NET ASSET VALUE, END OF PERIOD...........................................      $ 21.06                        $14.53
                                                                               =======                        ======
Total Return (excludes sales charge).....................................        44.94%                        45.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)........................................      $ 7,413                        $1,096
  Ratio of expenses to average net assets................................         2.01%                         2.50%(c)
  Ratio of net investment loss to average net assets.....................        (1.26)%                       (1.56)%(c)
  Ratio of expenses to average net assets*...............................         2.26%                         2.84%(c)
  Ratio of net investment loss to average net assets*....................        (1.51)%                       (1.90)%(c)
  Portfolio turnover(d)..................................................        71.62%                        46.97%
  Average commission rate(e).............................................      $0.0562

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.



                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS



                                                                            January 1, 1996 to
                                                                           September 30, 1996 (a)
                                                                          ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................           $ 15.24
                                                                                     -------
INVESTMENT ACTIVITIES
  Net investment loss.....................................................             (0.21)
  Net realized and unrealized gains on investments........................              5.89
                                                                                     -------

     Total from Investment Activities.....................................              5.68
                                                                                     -------

NET ASSET VALUE, END OF PERIOD............................................           $ 20.92
                                                                                     =======
Total Return (excludes redemption charge).................................             37.27%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).........................................           $ 3,200
  Ratio of expenses to average net assets.................................              2.72%(c)
  Ratio of net investment loss to average net assets......................             (2.01)%(c)
  Ratio of expenses to average net assets*................................              2.72%(c)
  Ratio of net investment loss to average net assets*.....................             (2.01)%(c)
  Portfolio turnover(d)...................................................             71.62%
  Average commission rate(e)..............................................           $0.0562

-----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.





                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

SMALL COMPANY GROWTH FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                               For the year
                                                                  ended
                                                              September 30,          December 7, 1994 to
                                                                  1996              September 30, 1995 (a)
                                                              -------------         ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD................             $ 14.57                     $ 10.00
                                                                 -------                     -------
INVESTMENT ACTIVITIES
  Net investment loss.................................             (0.17)                      (0.07)
  Net realized and unrealized gains on investments....              6.78                        4.64
                                                                 -------                     -------
     Total from Investment Activities.................              6.61                        4.57
                                                                 -------                     -------
NET ASSET VALUE, END OF PERIOD........................           $ 21.18                     $ 14.57
                                                                 =======                     =======
Total Return..........................................             45.37%                      45.70%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).....................           $36,373                     $16,962
  Ratio of expenses to average net assets.............              1.79%                       2.33%(c)
  Ratio of net investment loss to average net assets..             (1.00)%                     (1.34)%(c)
  Ratio of expenses to average net assets*............              1.79%                        2.42%(c)
  Ratio of net investment loss to average
      net assets*.....................................             (1.00)%                      (1.43)%(c)
  Portfolio turnover(d)...............................             71.62%                       46.97%
  Average commission rate(e)..........................           $0.0562

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.



                       See notes to financial statements

                   [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]